UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Shareholders.

Brookfield
20 19
SEMI-ANNUAL REPORT
June 30, 2019

Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Securities Fund
* Please see inside front cover of the report for important information regarding future delivery of shareholder reports.

IN PROFILE
Brookfield Public Securities Group LLC (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Firm provides global listed real assets strategies including real estate equities, infrastructure and energy infrastructure equities, multi-real-asset-class strategies and real asset debt. With over $19 billion of assets under management as of June 30, 2019, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with over $385 billion of assets under management as of June 30, 2019. For more information, go to www.brookfield.com.
Brookfield Investment Funds (the “Trust”) is managed by Brookfield Public Securities Group LLC. The Trust uses its website as a channel of distribution of material company information. Financial and other material information regarding the Trust is routinely posted on and accessible at www.brookfield.com.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-777-8001 or by sending an e-mail request to a Fund at publicsecurities.enquiries@brookfield.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you may call 1-855-777-8001 or send an email request to publicsecurities.enquiries@brookfield.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Brookfield Investment Funds, including Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each, a “Fund,” and, collectively, the “Funds”) for the six-month period ended June 30, 2019.
Global financial markets staged a strong rally through the first six months of 2019. Equities, as measured by the MSCI World Index1, performed particularly well in the first quarter on the heels of a more dovish tone from the U.S. Federal Reserve around monetary policy. In its January statement, the Federal Open Market Committee indicated it will be “patient” in determining future adjustments to the target range of the federal funds rate. Investor sentiment oscillated throughout the second quarter. April gains were erased in May’s steep decline, when investors sought “risk-off” assets as tensions between the U.S. and its trading partners (including China, Mexico and India) ratcheted higher. Global equities rebounded meaningfully in June on optimism progress would be made toward resolving trade relations at July’s G20 summit. In the U.S., the S&P 500 Index2 posted its best June since 1955, capping its strongest first-half start since 1987.
The prospect of interest rate cuts by the U.S. Federal Reserve also appeared to boost sentiment for equities at the end of the period. U.S. Fed Chairman Jerome Powell indicated that policymakers see the case for rate cuts building amid softening economic data. The yield on 10-Year U.S. Treasuries declined 67 basis points during the first six months of the year, to 2.01% as of June 30, 2019. Subsequent to the end of the reporting period, capital markets have been pressured by further escalations in trade disputes. Additionally, the continued inversion of the U.S. yield curve is flashing warning signs about the strength of the world’s largest economy. Real asset securities have generally outperformed global equities as volatility has moved higher.
Real asset equity performance was also strong during the first half of 2019. On a relative basis, infrastructure equities outpaced broader equities, while global real estate equities slightly trailed broader markets. Within fixed income, real asset debt securities outpaced broader credit during the six-month period.
The first half of 2019 marked a return to lower-for-longer – a scenario of low economic growth, low inflation and low interest rates. We believe these conditions are likely to persist throughout the second half of the year, with trade policy as the likely wild card that could shift markets and drive volatility. Against this backdrop, we think real assets are uniquely positioned – due to the defensive characteristics we believe they exhibit, but also their ability to offer moderate growth.
As we move to the second half of the year, we foresee three potential market scenarios. In a base case, where equities, bonds and real assets all move up modestly, we believe real assets may perform relatively well due to their potential for stable cash flows and attractive current income. In a bull market scenario – where equities move up significantly, real assets are likely to underperform as investors are more likely to favor cyclicals with higher growth potential. In a bear market, where equities decline and volatility increases, we would expect the real assets to provide favorable downside capture based on what we believe to be their defensive nature to provide favorable downside capture.
Overall, we believe the current lower-for-longer environment is positive for real assets. But regardless of near-term market outlooks, we believe that a strategic allocation to listed real assets may benefit investors seeking the potential for attractive current income, moderate growth exposure and the potential to mitigate downside risk.
2019 Semi-Annual Report1

Letter to Shareholders (continued)

In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2019.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfield.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
David W. Levi, CFA
Chief Executive Officer
Brookfield Public Securities Group LLC

Past performance is no guarantee of future results.
1 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
2 The S&P 500 Index is an unmanaged weighted index of 500 large company stocks that is widely-recognized as representative of the performance of the U.S. stock market. Indexes are not managed and an investor cannot invest directly in an index.
Indices are not managed and an investor cannot invest directly in an index.
These views represent the opinions of Brookfield Public Securities Group LLC and are not intended to predict or depict the performance of any investment. These views are primarily as of the close of business on June 30, 2019 and subject to change based on subsequent developments.
The Funds’ portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Funds currently hold these securities. Please refer to the Schedules of Investments contained in this report for a full listing of Funds’ holdings.
Mutual fund investing involves risk. Principal loss is possible.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
A basis point (bps) is a unit that is equal to 1/100 of 1%, and is used to denote the change in a financial instrument.
Diversification does not assure a profit, nor does it protect against a loss in a declining market.
Must be preceded or accompanied by a prospectus.
2Brookfield Public Securities Group LLC

About Your Fund’s Expenses (Unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During Period (01/01/19– 06/30/19)(1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,198.30	$ 7.36
Class C Shares	1.95%	1,000.00	1,193.90	11.42
Class Y Shares	0.95%	1,000.00	1,199.40	6.00
Class I Shares	0.95%	1,000.00	1,199.20	6.00
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.10	6.76
Class C Shares	1.95%	1,000.00	1,014.38	10.49
Class Y Shares	0.95%	1,000.00	1,019.34	5.51
Class I Shares	0.95%	1,000.00	1,019.34	5.51
2019 Semi-Annual Report3

About Your Fund’s Expenses (Unaudited)  (continued)

	Annualized Expense Ratio	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During Period (01/01/19– 06/30/19)(1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,148.70	$ 6.39
Class C Shares	1.95%	1,000.00	1,145.50	10.37
Class Y Shares	0.95%	1,000.00	1,151.50	5.07
Class I Shares	0.95%	1,000.00	1,150.80	5.07
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,188.90	$ 6.51
Class C Shares	1.95%	1,000.00	1,185.70	10.57
Class Y Shares	0.95%	1,000.00	1,191.50	5.16
Class I Shares	0.95%	1,000.00	1,191.00	5.16
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.35%	$1,000.00	$1,172.40	$ 7.27
Class C Shares	2.10%	1,000.00	1,167.80	11.29
Class Y Shares	1.10%	1,000.00	1,174.60	5.93
Class I Shares	1.10%	1,000.00	1,173.60	5.93
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
(1)	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).
4Brookfield Public Securities Group LLC

Fund Performance (Unaudited)
All Periods Ended June 30, 2019

Average Annual Total Returns as of June 30, 2019	Six Months†	1 Year	3 Years	5 Years	Since Inception
INFRASTRUCTURE FUND
Class A (Excluding Sales Charge)	19.83%	11.05%	5.29%	0.48%	7.34% [2]
Class A (Including Sales Charge)	14.15%	5.75%	3.60%	-0.49%	6.64% [2]
Class C (Excluding Sales Charge)	19.39%	10.23%	4.51%	-0.28%	5.64% [3]
Class Y	19.94%	11.32%	5.53%	0.72%	7.70% [1]
Class I	19.92%	11.31%	5.55%	0.72%	7.71% [1]
Dow Jones Brookfield Global Infrastructure Composite Index (USD)	20.21%	11.41%	6.48%	3.30%	8.86% [6]
GLOBAL REAL ESTATE FUND
Class A (Excluding Sales Charge)	14.87%	5.34%	4.29%	4.60%	8.02% [3]
Class A (Including Sales Charge)	9.40%	0.36%	2.60%	3.59%	7.28% [3]
Class C (Excluding Sales Charge)	14.55%	4.56%	3.52%	3.82%	7.22% [3]
Class Y	15.15%	5.59%	4.58%	4.86%	9.97% [1]
Class I	15.08%	5.59%	4.56%	4.84%	9.95% [1]
FTSE EPRA Nareit Developed Index Net	14.51%	7.68%	4.46%	4.85%	8.77% [7]
U.S. REAL ESTATE FUND
Class A (Excluding Sales Charge)	18.89%	9.99%	3.41%	4.90%	7.85% [4]
Class A (Including Sales Charge)	13.22%	4.82%	1.74%	3.88%	6.91% [4]
Class C (Excluding Sales Charge)	18.57%	9.22%	2.69%	4.16%	7.11% [4]
Class Y	19.15%	10.36%	3.75%	5.24%	8.20% [4]
Class I	19.10%	10.29%	3.70%	5.17%	8.14% [4]
MSCI U.S. REIT Index (USD)	17.77%	11.06%	4.14%	7.81%	10.05% [6]
REAL ASSETS SECURITIES FUND
Class A (Excluding Sales Charge)	17.24%	8.26%	5.28%	N/A	2.39% [5]
Class A (Including Sales Charge)	11.72%	3.07%	3.60%	N/A	1.31% [5]
Class C (Excluding Sales Charge)	16.78%	7.57%	4.60%	N/A	1.76% [5]
Class Y	17.46%	8.58%	5.38%	N/A	2.52% [5]
Class I	17.36%	8.47%	5.35%	N/A	2.48% [5]
MSCI World Index (USD)	17.38%	6.94%	12.39%	N/A	7.85% [6]
RAS Custom Benchmark (USD)[8]	16.56%	9.89%	6.27%	N/A	3.96% [6]
S&P Real Assets Index (USD)	12.31%	6.15%	5.31%	N/A	N/A% [9]
† Returns for less than one year are not annualized.
1 Operations commenced on December 1, 2011.
2 Operations commenced on December 29, 2011.
3 Operations commenced on May 1, 2012.
4 Operations commenced on December 11, 2013.
5 Operations commenced on November 19, 2014.
6 Returns reference Class I's inception date.
7 The FTSE EPRA Nareit Developed Index Net (USD) references Class I’s inception date (reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of non-U.S. withholding taxes).
8 RAS Custom Benchmark refers to the Blended Index, as referenced in the Fund's prospectus. The Blended Index for the period from October 1, 2016 forward consists of 35% FTSE EPRA Nareit Developed Index, 5% ICE BofA Merrill Lynch Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Index, 5% Alerian MLP Index, and 15% the ICE BofA Merrill Lynch Global High Yield Index and ICE BofA Merrill Lynch Global Corporate Index, weighted 70% and 30%, respectively. For the period from November 19, 2014 through September 30, 2016, the Blended Index consisted of 33.33% Dow Jones Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA Nareit Developed Index, 13.33% the BofA Merrill Lynch Global High Yield Index and BofA Merrill Lynch Global Corporate Index, weighted 70% and 30%, respectively, 10% S&P Global Natural Resources Index, 6.66% Bloomberg Commodity Index and 3.33% Barclays Global Inflation-Linked Index.
9 Data for the S&P Real Assets Index is unavailable prior to its inception date of December 31, 2015.
Disclosures
2019 Semi-Annual Report5

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2019

The MSCI U.S. REIT Index is a free float market-capitalization-weighted index that is composed of Equity REITs securities that belong to the MSCI U.S. Investible Market 2500 Index. You cannot invest directly in an index.
The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
The Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships (“MLPs”) calculated by Standard & Poor's using a float-adjusted market capitalization methodology.
The Bloomberg Barclays Global Inflation Linked Index (Series-L) measures the performance of investment-grade, government inflation-linked debt from 12 different developed market countries. Investability is a key criterion for inclusion of markets in this index, and it is designed to include only those markets in which a global government linker fund is likely and able to invest.
The Bloomberg Commodity Index is a broadly diversified index that tracks the commodities markets through commodity futures contracts.
The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets, including MLPs. Brookfield has no day-to-day role in managing the Index. Data presented in this report reflect performance and characteristics of the index and not those of a Brookfield fund or composite.
The Dow Jones Brookfield Global Infrastructure Index is calculated and maintained by S&P Dow Jones Indexes and comprises infrastructure companies with at least 70% of their annual cash flows derived from owning and operating infrastructure assets. Brookfield has no day-to-day role in managing the Index. Data presented in this report reflect performance and characteristics of the index and not those of a Brookfield fund or composite.
The FTSE EPRA Nareit Developed Index is an unmanaged market-capitalization-weighted total-return index, which consists of publicly traded equity REITs and listed property companies from developed markets.
The ICE BofA Merrill Lynch Global Corporate Index is an unmanaged, commonly accepted measure of the performance of global investment grade corporate securities. Index returns are calculated monthly, assume reinvestment of dividends.
The ICE BofA Merrill Lynch Global High Yield Index is an unmanaged, commonly accepted measure of the performance of global high yield corporate securities.
The ICE BofA Merrill Lynch Preferred Stock REITs 7% Constrained Index is a subset of the BofA Merrill Lynch Fixed-Rate Preferred Securities Index including all real estate investment trust issued preferred securities. The BofA ML Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across three primary commodity related sectors: Agribusiness, Energy and Metals & Mining.
6Brookfield Public Securities Group LLC

Fund Performance (Unaudited) (continued)
All Periods Ended June 30, 2019

The S&P Real Assets Index measures global property, infrastructure, commodities and inflation-linked bonds using liquid component indexes that track equities (representing 50% of the index), fixed income (representing 40% of the index) and futures (representing 10% of the index).
Indices are not managed and an investor cannot invest directly in an index.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. Through August 31, 2016, the Funds imposed a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
2019 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics (Unaudited)
June 30, 2019

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	49.5%
Canada	13.3%
France	6.3%
United Kingdom	5.3%
Spain	3.7%
Hong Kong	3.0%
Italy	2.9%
Australia	2.6%
Brazil	2.3%
China	1.6%
New Zealand	1.5%
Japan	1.2%
Luxembourg	1.1%
Denmark	1.1%
Mexico	0.9%
Switzerland	0.9%
United Arab Emirates	0.3%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Pipelines	15.8%
Electricity Transmission & Distribution	14.0%
Pipeline (MLP)	13.2%
Communications	12.5%
Toll Roads	12.4%
Renewables/Electric Generation	9.2%
Midstream	6.7%
Gas Utilities	5.4%
Airports	3.6%
Water	2.5%
Rail	0.9%
Ports	0.3%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

TOP TEN HOLDINGS
American Tower Corp.	7.7%
National Grid PLC	5.3%
Vinci SA	5.0%
Enterprise Products Partners LP	4.9%
The Williams Companies, Inc.	4.5%
Energy Transfer LP	4.1%
Enbridge, Inc.	4.1%
Sempra Energy	3.9%
TC Energy Corp.	3.6%
Kinder Morgan, Inc.	3.5%
8Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value
COMMON STOCKS – 97.5%
AUSTRALIA – 2.6%
Toll Roads – 2.6%
Transurban Group	512,070	$ 5,302,184
Total AUSTRALIA		5,302,184
BRAZIL – 2.3%
Electricity Transmission & Distribution – 0.7%
CPFL Energia SA	191,394	1,505,254
Rail – 0.9%
Rumo SA (n)	342,700	1,856,316
Renewables/Electric Generation – 0.3%
Neoenergia SA (n)	123,500	503,493
Water – 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	64,135	780,523
Total BRAZIL		4,645,586
CANADA – 13.3%
Pipelines – 12.3%
Enbridge, Inc.	227,400	8,213,524
Inter Pipeline Ltd.	245,200	3,814,077
Pembina Pipeline Corp.	149,200	5,554,198
TC Energy Corp.	145,835	7,229,665
Total Pipelines		24,811,464
Renewables/Electric Generation – 1.0%
Emera, Inc.	49,400	2,018,551
Total CANADA		26,830,015
CHINA – 1.6%
Communications – 1.6%
China Tower Corporation Ltd. (e)	11,881,862	3,121,037
Total CHINA		3,121,037
DENMARK – 1.1%
Renewables/Electric Generation – 1.1%
Orsted A/S (e)	25,000	2,162,725
Total DENMARK		2,162,725
FRANCE – 6.3%
Renewables/Electric Generation – 1.3%
Engie SA	175,100	2,655,129
Toll Roads – 5.0%
Vinci SA	99,400	10,151,296
Total FRANCE		12,806,425
HONG KONG – 3.0%
Gas Utilities – 3.0%
China Gas Holdings Ltd.	1,193,112	4,433,610
Hong Kong & China Gas Company Ltd.	733,561	1,626,236
Total Gas Utilities		6,059,846
Total HONG KONG		6,059,846

See Notes to Financial Statements.
2019 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
ITALY – 2.9%
Toll Roads – 2.9%
Atlantia SpA	227,000	$ 5,919,330
Total ITALY		5,919,330
JAPAN – 1.2%
Airports – 1.2%
Japan Airport Terminal Company Ltd.	58,731	2,511,859
Total JAPAN		2,511,859
LUXEMBOURG – 1.1%
Communications – 1.1%
SES SA	144,100	2,250,331
Total LUXEMBOURG		2,250,331
MEXICO – 0.9%
Toll Roads – 0.9%
Promotora y Operadora de Infraestructura SAB de CV	188,296	1,874,548
Total MEXICO		1,874,548
NEW ZEALAND – 1.5%
Airports – 1.5%
Auckland International Airport Ltd.	468,100	3,098,942
Total NEW ZEALAND		3,098,942
SPAIN – 3.7%
Electricity Transmission & Distribution – 1.7%
Red Electrica Corporation SA	161,900	3,372,073
Toll Roads – 2.0%
Ferrovial SA	159,988	4,095,472
Total SPAIN		7,467,545
SWITZERLAND – 0.9%
Airports – 0.9%
Flughafen Zurich AG	9,600	1,808,028
Total SWITZERLAND		1,808,028
UNITED ARAB EMIRATES – 0.3%
Ports – 0.3%
DP World PLC	35,335	561,826
Total UNITED ARAB EMIRATES		561,826
UNITED KINGDOM – 5.3%
Electricity Transmission & Distribution – 5.3%
National Grid PLC	1,005,132	10,689,486
Total UNITED KINGDOM		10,689,486
UNITED STATES – 49.5%
Communications – 9.8%
American Tower Corp.	75,903	15,518,368
Crown Castle International Corp.	32,900	4,288,515
Total Communications		19,806,883

See Notes to Financial Statements.
10Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Electricity Transmission & Distribution – 6.3%
Edison International	72,300	$ 4,873,743
Sempra Energy	57,305	7,875,999
Total Electricity Transmission & Distribution		12,749,742
Gas Utilities – 2.4%
NiSource, Inc.	168,500	4,852,800
Midstream – 6.7%
Cheniere Energy, Inc. (n)	62,900	4,305,505
The Williams Companies, Inc.	327,600	9,185,904
Total Midstream		13,491,409
Pipeline (MLP) – 13.2%
Energy Transfer LP	594,684	8,373,151
Enterprise Products Partners LP	339,769	9,809,131
Magellan Midstream Partners LP	71,400	4,569,600
MPLX LP	125,076	4,026,196
Total Pipeline (MLP)		26,778,078
Pipelines – 3.5%
Kinder Morgan, Inc.	336,900	7,034,472
Renewables/Electric Generation – 5.5%
American Electric Power Company, Inc.	27,600	2,429,076
Entergy Corp.	47,200	4,858,296
FirstEnergy Corp.	88,000	3,767,280
Total Renewables/Electric Generation		11,054,652
Water – 2.1%
Aqua America, Inc.	104,385	4,318,408
Total UNITED STATES		100,086,444
Total COMMON STOCKS (Cost $153,230,679)		197,196,157
Total Investments – 97.5% (Cost $153,230,679)		197,196,157
Other Assets in Excess of Liabilities – 2.5%		5,128,370
TOTAL NET ASSETS – 100.0%		$202,324,527

ADR— American Depositary Receipt
LP— Limited Partnership
MLP— Master Limited Partnership

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the total value of all such securities was $5,283,762 or 2.6% of net assets.
(n)	— Non-income producing security.

See Notes to Financial Statements.
2019 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2019

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	52.0%
Japan	11.7%
Hong Kong	7.6%
United Kingdom	7.5%
Germany	6.4%
Australia	4.1%
Singapore	3.4%
Canada	3.0%
France	1.0%
Spain	1.0%
China	0.7%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Office	27.9%
Residential	17.5%
Diversified	14.0%
Healthcare	10.7%
Industrial	10.6%
Net Lease	6.4%
Self Storage	4.1%
Retail	3.4%
Hotel	2.3%
Datacenters	1.5%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

TOP TEN HOLDINGS
Mid-America Apartment Communities, Inc.	3.8%
AvalonBay Communities, Inc.	3.7%
Vonovia SE	3.5%
Kilroy Realty Corp.	3.2%
Public Storage	3.0%
Ventas, Inc.	3.0%
Mitsui Fudosan Company Ltd.	2.8%
Mitsubishi Estate Company Ltd.	2.7%
Americold Realty Trust	2.6%
Sun Hung Kai Properties Ltd.	2.5%
12Brookfield Public Securities Group LLC

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value
COMMON STOCKS – 98.4%
AUSTRALIA – 4.1%
Diversified – 4.1%
Dexus	4,145,342	$ 37,816,595
The GPT Group	8,616,068	37,228,745
Total Diversified		75,045,340
Total AUSTRALIA		75,045,340
CANADA – 3.0%
Industrial – 2.0%
Granite Real Estate Investment Trust	782,963	36,046,611
Office – 1.0%
Allied Properties Real Estate Investment Trust	506,400	18,317,871
Total CANADA		54,364,482
CHINA – 0.7%
Office – 0.7%
SOHO China Ltd.	36,480,022	12,897,355
Total CHINA		12,897,355
FRANCE – 1.0%
Office – 1.0%
Gecina SA	121,968	18,256,466
Total FRANCE		18,256,466
GERMANY – 6.4%
Office – 2.1%
alstria office REIT-AG	2,320,852	37,568,219
Residential – 4.3%
Grand City Properties SA	648,629	14,834,756
Vonovia SE	1,348,461	64,415,749
Total Residential		79,250,505
Total GERMANY		116,818,724
HONG KONG – 7.6%
Diversified – 5.8%
CK Asset Holdings Ltd.	4,473,861	35,048,578
Sun Hung Kai Properties Ltd.	2,754,131	46,724,016
Wharf Real Estate Investment Company Ltd.	3,703,812	26,102,320
Total Diversified		107,874,914
Office – 1.8%
Hongkong Land Holdings Ltd.	5,067,400	32,663,067
Total HONG KONG		140,537,981
JAPAN – 11.7%
Diversified – 0.4%
Invincible Investment Corp.	14,897	7,716,313
Industrial – 0.8%
GLP J-REIT	12,914	14,714,944
Office – 7.4%
Daiwa Office Investment Corp.	1,453	10,424,439

See Notes to Financial Statements.
2019 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Hulic Reit, Inc.	4,785	$ 8,306,427
Kenedix Office Investment Corp.	1,941	13,889,990
Mitsubishi Estate Company Ltd.	2,705,803	50,429,286
Mitsui Fudosan Company Ltd.	2,153,352	52,335,477
Total Office		135,385,619
Residential – 3.1%
Advance Residence Investment Corp.	5,972	17,764,473
Kenedix Residential Next Investment Corp.	11,183	19,808,423
Nippon Accommodations Fund, Inc.	3,432	19,232,528
Total Residential		56,805,424
Total JAPAN		214,622,300
SINGAPORE – 3.4%
Diversified – 1.1%
City Developments Ltd.	2,975,457	20,842,883
Office – 2.3%
CapitaLand Commercial Trust	17,843,587	28,633,669
Keppel REIT	14,804,156	13,789,048
Total Office		42,422,717
Total SINGAPORE		63,265,600
SPAIN – 1.0%
Diversified – 1.0%
Merlin Properties Socimi SA	1,300,720	18,029,932
Total SPAIN		18,029,932
UNITED KINGDOM – 7.5%
Diversified – 1.6%
Land Securities Group PLC	1,418,249	15,023,180
The British Land Company PLC	2,208,157	15,112,756
Total Diversified		30,135,936
Industrial – 3.2%
Segro PLC	1,704,270	15,823,369
Tritax Big Box REIT PLC	13,892,972	27,244,431
Tritax EuroBox PLC (e)	12,995,577	15,889,929
Total Industrial		58,957,729
Office – 2.7%
Derwent London PLC	641,500	25,403,980
Great Portland Estates PLC	2,768,881	24,064,840
Total Office		49,468,820
Total UNITED KINGDOM		138,562,485
UNITED STATES – 52.0%
Datacenters – 1.5%
Digital Realty Trust, Inc.	234,600	27,633,534
Healthcare – 10.7%
HCP, Inc.	1,263,262	40,399,119
Omega Healthcare Investors, Inc.	496,830	18,258,502
Physicians Realty Trust	2,295,847	40,039,572

See Notes to Financial Statements.
14Brookfield Public Securities Group LLC

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Ventas, Inc.	795,277	$ 54,357,183
Welltower, Inc.	522,286	42,581,978
Total Healthcare		195,636,354
Hotel – 2.3%
Park Hotels & Resorts, Inc.	1,494,222	41,180,758
RLJ Lodging Trust	95,240	1,689,558
Total Hotel		42,870,316
Industrial – 4.6%
Americold Realty Trust	1,457,308	47,245,926
Prologis, Inc.	467,000	37,406,700
Total Industrial		84,652,626
Net Lease – 6.4%
MGM Growth Properties LLC	1,197,838	36,713,735
Spirit Realty Capital, Inc.	434,800	18,548,568
VEREIT, Inc.	2,941,664	26,504,392
VICI Properties, Inc.	1,246,774	27,478,899
WP Carey, Inc.	108,655	8,820,613
Total Net Lease		118,066,207
Office – 8.9%
Alexandria Real Estate Equities, Inc.	158,000	22,292,220
Cousins Properties, Inc.	485,750	17,569,577
Highwoods Properties, Inc.	809,421	33,429,087
Hudson Pacific Properties, Inc.	957,655	31,861,182
Kilroy Realty Corp.	797,118	58,835,280
Total Office		163,987,346
Residential – 10.1%
AvalonBay Communities, Inc.	339,200	68,918,656
Essex Property Trust, Inc.	158,349	46,226,823
Mid-America Apartment Communities, Inc.	594,793	70,042,824
Total Residential		185,188,303
Retail – 3.4%
Regency Centers Corp.	550,700	36,753,718
Simon Property Group, Inc.	163,733	26,157,984
Total Retail		62,911,702
Self Storage – 4.1%
CubeSmart	556,800	18,619,392

See Notes to Financial Statements.
2019 Semi-Annual Report15

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Public Storage	234,400	$ 55,827,048
Total Self Storage		74,446,440
Total UNITED STATES		955,392,828
Total COMMON STOCKS (Cost $1,637,377,603)		1,807,793,493
Total Investments – 98.4% (Cost $1,637,377,603)		1,807,793,493
Other Assets in Excess of Liabilities – 1.6%		30,067,069
TOTAL NET ASSETS – 100.0%		$1,837,860,562

LLC— Limited Liability Company

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the total value of all such securities was $15,889,929 or 0.9% of net assets.

See Notes to Financial Statements.
16Brookfield Public Securities Group LLC

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics (Unaudited)
June 30, 2019

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Healthcare	17.8%
Residential	16.8%
Office	16.0%
Net Lease	12.5%
Datacenters	8.5%
Industrial	8.3%
Self Storage	8.0%
Retail	6.3%
Hotel	4.5%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

TOP TEN HOLDINGS
AvalonBay Communities, Inc.	6.9%
Mid-America Apartment Communities, Inc.	6.0%
Equinix, Inc.	5.6%
Public Storage	5.5%
Kilroy Realty Corp.	5.4%
Americold Realty Trust	5.2%
Ventas, Inc.	4.7%
MGM Growth Properties LLC	4.5%
Park Hotels & Resorts, Inc.	4.3%
Essex Property Trust, Inc.	3.9%
2019 Semi-Annual Report17

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value
COMMON STOCKS – 98.7%
Datacenters – 8.5%
Digital Realty Trust, Inc.	2,700	$ 318,033
Equinix, Inc.	1,200	605,148
Total Datacenters		923,181
Healthcare – 17.8%
HCP, Inc.	12,500	399,750
Omega Healthcare Investors, Inc.	5,757	211,570
Physicians Realty Trust	23,469	409,299
Ventas, Inc.	7,400	505,790
Welltower, Inc.	4,900	399,497
Total Healthcare		1,925,906
Hotel – 4.5%
Park Hotels & Resorts, Inc.	16,836	464,000
RLJ Lodging Trust	1,236	21,927
Total Hotel		485,927
Industrial – 8.3%
Americold Realty Trust	17,470	566,378
Prologis, Inc.	4,100	328,410
Total Industrial		894,788
Net Lease – 12.5%
MGM Growth Properties LLC	15,878	486,661
Spirit Realty Capital, Inc.	3,800	162,108
VEREIT, Inc.	35,400	318,954
VICI Properties, Inc.	14,653	322,952
WP Carey, Inc.	860	69,815
Total Net Lease		1,360,490
Office – 16.0%
Alexandria Real Estate Equities, Inc.	1,910	269,482
Cousins Properties, Inc.	6,325	228,775
Highwoods Properties, Inc.	9,400	388,220
Hudson Pacific Properties, Inc.	7,600	252,852
Kilroy Realty Corp.	8,000	590,480
Total Office		1,729,809
Residential – 16.8%
AvalonBay Communities, Inc.	3,700	751,766
Essex Property Trust, Inc.	1,450	423,298
Mid-America Apartment Communities, Inc.	5,501	647,798
Total Residential		1,822,862
Retail – 6.3%
Regency Centers Corp.	4,000	266,960
Simon Property Group, Inc.	1,349	215,516
Weingarten Realty Investors	7,500	205,650
Total Retail		688,126
Self Storage – 8.0%
CubeSmart	8,068	269,794

See Notes to Financial Statements.
18Brookfield Public Securities Group LLC

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Public Storage	2,500	$ 595,425
Total Self Storage		865,219
Total COMMON STOCKS (Cost $9,256,164)		10,696,308
Total Investments – 98.7% (Cost $9,256,164)		10,696,308
Other Assets in Excess of Liabilities – 1.3%		144,804
TOTAL NET ASSETS – 100.0%		$ 10,841,112

LLC— Limited Liability Company

See Notes to Financial Statements.
2019 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited)
June 30, 2019

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Infrastructure Equities
— Global Infrastructure	41.7%
— Master Limited Partnerships	2.5%
Total Infrastructure Equities	44.2%
Real Estate Equities
— Global Real Estate Equities	35.6%
— REIT Preferreds	2.1%
Total Real Estate Equities	37.7%
Real Asset Debt	18.1%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	59.1%
Canada	9.6%
United Kingdom	4.8%
Japan	4.0%
Hong Kong	3.5%
France	3.2%
Australia	2.4%
Spain	2.0%
Germany	1.9%
Italy	1.3%
Brazil	1.1%
Singapore	1.0%
China	0.9%
New Zealand	0.8%
Luxembourg	0.5%
Denmark	0.5%
Mexico	0.4%
Switzerland	0.4%
United Arab Emirates	0.1%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

ASSET ALLOCATION BY SECURITY TYPE	Percent of Net Assets
Common Stocks	77.8%
Convertible Preferred Stocks	0.2%
Corporate Credit	17.7%
Preferred Stocks	1.8%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

20Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Portfolio Characteristics (Unaudited) (continued)
June 30, 2019

TOP TEN HOLDINGS
American Tower Corp.	4.3%
The Williams Companies, Inc.	3.0%
Kinder Morgan, Inc.	2.8%
National Grid PLC	2.6%
Vinci SA	2.3%
Sempra Energy	2.3%
Enbridge, Inc.	2.2%
TC Energy Corp.	2.1%
Crown Castle International Corp.	1.8%
Cheniere Energy, Inc.	1.8%
2019 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2019

	Shares	Value
COMMON STOCKS – 77.8%
AUSTRALIA – 2.4%
Diversified – 1.2%
Dexus	43,305	$ 395,057
The GPT Group	91,200	394,062
Total Diversified		789,119
Toll Roads – 1.2%
Transurban Group	80,532	833,861
Total AUSTRALIA		1,622,980
BRAZIL – 1.1%
Electricity Transmission & Distribution – 0.4%
CPFL Energia SA	31,055	244,238
Rail – 0.4%
Rumo SA (n)	50,100	271,378
Renewables/Electric Generation – 0.1%
Neoenergia SA	18,600	75,830
Water – 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	10,365	126,142
Total BRAZIL		717,588
CANADA – 8.4%
Industrial – 0.6%
Granite Real Estate Investment Trust	8,324	383,226
Office – 0.3%
Allied Properties Real Estate Investment Trust	5,400	195,333
Pipelines – 7.1%
Enbridge, Inc.	41,118	1,485,152
Inter Pipeline Ltd.	39,100	608,199
Pembina Pipeline Corp.	7,465	277,773
Pembina Pipeline Corp.	26,900	1,001,394
TC Energy Corp.	27,771	1,376,727
Total Pipelines		4,749,245
Renewables/Electric Generation – 0.4%
Emera, Inc.	7,500	306,460
Total CANADA		5,634,264
CHINA – 0.9%
Communications – 0.7%
China Tower Corporation Ltd. (e)	1,745,892	458,598
Office – 0.2%
SOHO China Ltd.	391,512	138,417
Total CHINA		597,015
DENMARK – 0.5%
Renewables/Electric Generation – 0.5%
Orsted A/S (e)	3,500	302,781
Total DENMARK		302,781

See Notes to Financial Statements.
22Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
FRANCE – 3.2%
Office – 0.3%
Gecina SA	1,280	$ 191,594
Renewables/Electric Generation – 0.6%
Engie SA	25,700	389,702
Toll Roads – 2.3%
Vinci SA	15,600	1,593,161
Total FRANCE		2,174,457
GERMANY – 1.9%
Office – 0.6%
alstria office REIT-AG	25,073	405,863
Residential – 1.3%
Grand City Properties SA	6,870	157,123
Vonovia SE	14,212	678,905
Total Residential		836,028
Total GERMANY		1,241,891
HONG KONG – 3.5%
Diversified – 1.7%
CK Asset Holdings Ltd.	47,346	370,912
Sun Hung Kai Properties Ltd.	29,088	493,480
Wharf Real Estate Investment Company Ltd.	39,187	276,167
Total Diversified		1,140,559
Gas Utilities – 1.3%
China Gas Holdings Ltd.	173,365	644,225
Hong Kong & China Gas Company Ltd.	102,176	226,515
Total Gas Utilities		870,740
Office – 0.5%
Hongkong Land Holdings Ltd.	53,743	346,413
Total HONG KONG		2,357,712
ITALY – 1.3%
Toll Roads – 1.3%
Atlantia SpA	33,200	865,735
Total ITALY		865,735
JAPAN – 4.0%
Airports – 0.6%
Japan Airport Terminal Company Ltd.	9,098	389,111
Diversified – 0.1%
Invincible Investment Corp.	168	87,020
Industrial – 0.2%
GLP J-REIT	137	156,106
Office – 2.2%
Daiwa Office Investment Corp.	16	114,791
Hulic Reit, Inc.	50	86,796
Kenedix Office Investment Corp.	21	150,278
Mitsubishi Estate Company Ltd.	28,486	530,907

See Notes to Financial Statements.
2019 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Mitsui Fudosan Company Ltd.	23,055	$ 560,333
Total Office		1,443,105
Residential – 0.9%
Advance Residence Investment Corp.	63	187,402
Kenedix Residential Next Investment Corp.	118	209,013
Nippon Accommodations Fund, Inc.	36	201,740
Total Residential		598,155
Total JAPAN		2,673,497
LUXEMBOURG – 0.5%
Communications – 0.5%
SES SA	23,000	359,178
Total LUXEMBOURG		359,178
MEXICO – 0.4%
Toll Roads – 0.4%
Promotora y Operadora de Infraestructura SAB de CV	26,945	268,246
Total MEXICO		268,246
NEW ZEALAND – 0.8%
Airports – 0.8%
Auckland International Airport Ltd.	77,900	515,718
Total NEW ZEALAND		515,718
SINGAPORE – 1.0%
Diversified – 0.3%
City Developments Ltd.	31,081	217,720
Office – 0.7%
CapitaLand Commercial Trust	188,082	301,816
Keppel REIT	155,154	144,515
Total Office		446,331
Total SINGAPORE		664,051
SPAIN – 2.0%
Diversified – 0.3%
Merlin Properties Socimi SA	13,852	192,010
Electricity Transmission & Distribution – 0.8%
Red Electrica Corporation SA	26,200	545,697
Toll Roads – 0.9%
Ferrovial SA	24,472	626,449
Total SPAIN		1,364,156
SWITZERLAND – 0.4%
Airports – 0.4%
Flughafen Zurich AG	1,400	263,671
Total SWITZERLAND		263,671
UNITED ARAB EMIRATES – 0.1%
Ports – 0.1%
DP World PLC	5,513	87,657
Total UNITED ARAB EMIRATES		87,657

See Notes to Financial Statements.
24Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM – 4.8%
Diversified – 0.5%
Land Securities Group PLC	15,808	$ 167,450
The British Land Company PLC	22,554	154,361
Total Diversified		321,811
Electricity Transmission & Distribution – 2.6%
National Grid PLC	164,233	1,746,603
Industrial – 0.9%
Segro PLC	18,054	167,623
Tritax Big Box REIT PLC	147,091	288,449
Tritax EuroBox PLC (e)	135,429	165,591
Total Industrial		621,663
Office – 0.8%
Derwent London PLC	6,831	270,514
Great Portland Estates PLC	29,306	254,704
Total Office		525,218
Total UNITED KINGDOM		3,215,295
UNITED STATES – 40.6%
Communications – 6.1%
American Tower Corp.	14,000	2,862,300
Crown Castle International Corp.	9,400	1,225,290
Total Communications		4,087,590
Datacenters – 0.4%
Digital Realty Trust, Inc.	2,400	282,696
Electricity Transmission & Distribution – 3.7%
Edison International	13,400	903,294
Sempra Energy	11,400	1,566,816
Total Electricity Transmission & Distribution		2,470,110
Gas Utilities – 1.2%
NiSource, Inc.	29,100	838,080
Healthcare – 3.1%
HCP, Inc.	13,300	425,334
Omega Healthcare Investors, Inc.	5,200	191,100
Physicians Realty Trust	23,856	416,049
Ventas, Inc.	8,398	574,003
Welltower, Inc.	5,535	451,269
Total Healthcare		2,057,755
Hotel – 0.7%
Park Hotels & Resorts, Inc.	15,730	433,519
RLJ Lodging Trust	985	17,474
Total Hotel		450,993
Industrial – 1.3%
Americold Realty Trust	15,411	499,625
Prologis, Inc.	5,100	408,510
Total Industrial		908,135

See Notes to Financial Statements.
2019 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Midstream – 5.6%
Cheniere Energy, Inc. (n)	17,635	$ 1,207,116
ONEOK, Inc.	4,152	285,699
Targa Resources Corp.	7,308	286,912
The Williams Companies, Inc.	70,842	1,986,410
Total Midstream		3,766,137
Net Lease – 1.9%
MGM Growth Properties LLC	12,654	387,845
Spirit Realty Capital, Inc.	4,600	196,236
VEREIT, Inc.	30,961	278,959
VICI Properties, Inc.	13,188	290,663
WP Carey, Inc.	1,159	94,088
Total Net Lease		1,247,791
Office – 2.6%
Alexandria Real Estate Equities, Inc.	1,700	239,853
Cousins Properties, Inc.	5,075	183,563
Highwoods Properties, Inc.	8,500	351,050
Hudson Pacific Properties, Inc.	10,010	333,033
Kilroy Realty Corp.	8,402	620,151
Total Office		1,727,650
Pipeline (MLP) – 2.4%
Energy Transfer LP	18,120	255,130
Enterprise Products Partners LP	9,691	279,779
Magellan Midstream Partners LP	4,445	284,480
MPLX LP	8,069	259,741
Phillips 66 Partners LP	5,296	261,357
Plains All American Pipeline LP	11,440	278,564
Total Pipeline (MLP)		1,619,051
Pipelines – 2.8%
Kinder Morgan, Inc.	91,141	1,903,024
Renewables/Electric Generation – 2.7%
American Electric Power Company, Inc.	5,800	510,458
Entergy Corp.	6,700	689,631
FirstEnergy Corp.	13,600	582,216
Total Renewables/Electric Generation		1,782,305
Residential – 3.0%
AvalonBay Communities, Inc.	3,600	731,448
Essex Property Trust, Inc.	1,725	503,579
Mid-America Apartment Communities, Inc.	6,441	758,492
Total Residential		1,993,519
Retail – 1.0%
Regency Centers Corp.	5,800	387,092
Simon Property Group, Inc.	1,665	266,000
Total Retail		653,092
Self Storage – 1.2%
CubeSmart	5,900	197,296

See Notes to Financial Statements.
26Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
COMMON STOCKS (continued)
Public Storage	2,500	$ 595,425
Total Self Storage		792,721
Water – 0.9%
Aqua America, Inc.	15,049	622,577
Total UNITED STATES		27,203,226
Total COMMON STOCKS (Cost $44,318,761)		52,129,118
CONVERTIBLE PREFERRED STOCKS – 0.2%
UNITED STATES – 0.2%
Datacenters – 0.0%
QTS Realty Trust, Inc., Series B, 6.50%	400	44,312
Office – 0.2%
Equity Commonwealth, Series D, 6.50%	4,424	122,014
Total UNITED STATES		166,326
Total CONVERTIBLE PREFERRED STOCKS (Cost $152,300)		166,326

	Principal Amount (000s)	Value
CORPORATE CREDIT – 17.7%
CANADA – 1.2%
Basic Industrial – 0.2%
Cascades, Inc., 5.50%, 07/15/22 (e)	$ 125	$ 125,469
Metals & Mining – 0.2%
Kinross Gold Corp., 4.50%, 07/15/27	150	151,500
Oil Gas Transportation & Distribution – 0.3%
Parkland Fuel Corp., 6.00%, 04/01/26 (e)	225	230,062
Utility – 0.5%
Emera US Finance LP, 3.55%, 06/15/26	150	153,269
Fortis, Inc., 3.06%, 10/04/26	162	160,808
Total Utility		314,077
Total CANADA		821,108
UNITED STATES – 16.5%
Basic Industrial – 0.3%
Olin Corp., 5.00%, 02/01/30	175	173,460
Construction & Building Materials – 1.4%
Boise Cascade Co., 5.63%, 09/01/24 (e)	100	102,000
Lennar Corp., 4.75%, 11/29/27	175	184,187
M/I Homes, Inc., 5.63%, 08/01/25	125	126,875
PulteGroup, Inc., 5.00%, 01/15/27	175	183,279
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (e)	63	65,360
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	75	76,313
Toll Brothers Finance Corp., 4.35%, 02/15/28	175	174,563
Total Construction & Building Materials		912,577

See Notes to Financial Statements.
2019 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Energy – 0.2%
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	$ 125	$ 112,187
Health Facilities – 1.1%
HCA, Inc., 5.25%, 06/15/26	275	304,482
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	225	231,900
Service Corporation International, 4.63%, 12/15/27	125	127,656
Service Corporation International, 5.38%, 05/15/24	50	51,438
Total Health Facilities		715,476
Infrastructure Services – 1.3%
Mueller Water Products, Inc., 5.50%, 06/15/26 (e)	125	129,219
Republic Services, Inc., 3.20%, 03/15/25	125	129,159
Terex Corp., 5.63%, 02/01/25 (e)	200	203,000
United Rentals North America, Inc., 5.50%, 05/15/27	300	315,750
Waste Management, Inc., 3.15%, 11/15/27	125	129,074
Total Infrastructure Services		906,202
Leisure – 1.5%
Boyd Gaming Corp., 6.38%, 04/01/26	150	158,682
Cedar Fair LP, 5.25%, 07/15/29 (e)	20	20,406
Cedar Fair LP, 5.38%, 04/15/27	125	129,688
ESH Hospitality, Inc., 5.25%, 05/01/25 (e)	125	127,969
GLP Capital LP, 5.38%, 04/15/26	275	297,399
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	275	296,312
Total Leisure		1,030,456
Media – 1.2%
CCO Holdings LLC, 5.00%, 02/01/28 (e)	275	280,830
CSC Holdings LLC, 5.25%, 06/01/24	300	311,625
Lamar Media Corp., 5.75%, 02/01/26	175	183,969
Total Media		776,424
Oil Gas Transportation & Distribution – 0.8%
Antero Midstream Partners LP, 5.38%, 09/15/24	175	173,906
Holly Energy Partners LP, 6.00%, 08/01/24 (e)	175	182,000
Targa Resources Partners LP, 5.25%, 05/01/23	175	177,424
Total Oil Gas Transportation & Distribution		533,330
Real Estate – 1.2%
American Homes 4 Rent LP, 4.25%, 02/15/28	175	181,358
Digital Realty Trust LP, 3.70%, 08/15/27	174	179,242
Hospitality Properties Trust, 4.95%, 02/15/27	109	109,852
iStar, Inc., 5.25%, 09/15/22	125	127,969
Starwood Property Trust, Inc., 5.00%, 12/15/21	175	179,812
Total Real Estate		778,233
Telecommunication Services – 2.6%
American Tower Corp., 3.60%, 01/15/28	300	305,385
Crown Castle International Corp., 3.80%, 02/15/28	300	311,563
CyrusOne LP, 5.38%, 03/15/27	250	263,125
Equinix, Inc., 5.38%, 05/15/27	225	241,193

See Notes to Financial Statements.
28Brookfield Public Securities Group LLC

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Level 3 Financing, Inc., 5.38%, 05/01/25	$ 300	$ 309,750
SBA Communications Corp., 4.88%, 09/01/24	150	154,500
T-Mobile USA, Inc., 6.50%, 01/15/26	150	162,159
Total Telecommunication Services		1,747,675
Transportation – 0.5%
CSX Corp., 4.25%, 03/15/29	100	111,378
Union Pacific Corp., 2.75%, 03/01/26	125	125,582
Watco Companies LLC, 6.38%, 04/01/23 (e)	125	126,875
Total Transportation		363,835
Utility – 4.4%
AES Corp., 4.50%, 03/15/23	125	128,437
AES Corp., 4.88%, 05/15/23	150	152,631
Ameren Corp., 2.70%, 11/15/20	150	150,488
Black Hills Corp., 3.15%, 01/15/27	113	111,739
Calpine Corp., 5.75%, 01/15/25	125	124,062
CMS Energy Corp., 2.95%, 02/15/27	150	148,046
Dominion Energy, Inc., 4.25%, 06/01/28	100	108,769
DTE Energy Co., 3.50%, 06/01/24	150	155,444
Duke Energy Corp., 2.65%, 09/01/26	125	123,584
Entergy Corp., 2.95%, 09/01/26	50	50,083
Entergy Corp., 4.00%, 07/15/22	100	104,032
Eversource Energy, 2.90%, 10/01/24	100	101,648
Eversource Energy, 3.35%, 03/15/26	50	51,096
Exelon Corp., 3.40%, 04/15/26	125	128,343
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (e)	150	160,992
Newmont Goldcorp Corp., 3.50%, 03/15/22	125	127,939
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (e)	150	148,125
NRG Energy, Inc., 6.63%, 01/15/27	175	190,094
Pattern Energy Group, Inc., 5.88%, 02/01/24 (e)	200	203,000
Southwestern Electric Power Co., 3.55%, 02/15/22	200	204,769
The Southern Co., 2.95%, 07/01/23	100	101,498
The Southern Co., 3.25%, 07/01/26	50	50,779
WEC Energy Group Inc., 2.45%, 06/15/20	75	75,004
Xcel Energy, Inc., 2.40%, 03/15/21	75	74,971
Total Utility		2,975,573
Total UNITED STATES		11,025,428
Total CORPORATE CREDIT (Cost $11,488,159)		11,846,536

	Shares	Value
PREFERRED STOCKS – 1.8%
UNITED STATES – 1.8%
Datacenters – 0.1%
Digital Realty Trust, Inc., Series J, 5.25%	2,700	$ 67,041
Diversified – 0.2%
PS Business Parks, Inc., Series W, 5.20%	2,000	49,860

See Notes to Financial Statements.
2019 Semi-Annual Report29

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2019

	Shares	Value
PREFERRED STOCKS (continued)
PS Business Parks, Inc., Series Y, 5.20%	4,200	$ 102,984
Total Diversified		152,844
Industrial – 0.2%
Rexford Industrial Realty, Inc., Series A, 5.88%	3,200	84,928
Rexford Industrial Realty, Inc., Series B, 5.88%	2,700	69,282
Total Industrial		154,210
Net Lease – 0.2%
National Retail Properties, Inc., Series F, 5.20%	1,600	39,024
Spirit Realty Capital, Inc., Series A, 6.00%	3,500	85,750
Total Net Lease		124,774
Office – 0.2%
Vornado Realty Trust, Series L, 5.40%	2,100	52,479
Vornado Realty Trust, Series M, 5.25%	2,000	49,040
Total Office		101,519
Residential – 0.2%
American Homes 4 Rent, Series E, 6.35%	2,200	59,312
American Homes 4 Rent, Series F, 5.88%	1,494	38,605
American Homes 4 Rent, Series G, 5.88%	1,200	30,780
Total Residential		128,697
Retail – 0.2%
Federal Realty Investment Trust, Series C, 5.00%	4,000	98,160
Self Storage – 0.5%
Public Storage, Series D, 4.95%	5,800	142,738
Public Storage, Series F, 5.15%	3,100	77,438
Public Storage, Series G, 5.05%	5,700	141,189
Total Self Storage		361,365
Total UNITED STATES		1,188,610
Total PREFERRED STOCKS (Cost $1,147,773)		1,188,610
Total Investments – 97.5% (Cost $57,106,993)		65,330,590
Other Assets in Excess of Liabilities – 2.5%		1,696,318
TOTAL NET ASSETS – 100.0%		$ 67,026,908

ADR— American Depositary Receipt
LLC— Limited Liability Company
LP— Limited Partnership
MLP— Master Limited Partnership

(e)	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the total value of all such securities was $3,330,059 or 4.8% of net assets.
(n)	— Non-income producing security.

See Notes to Financial Statements.
30Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2019

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$197,196,157	$1,807,793,493	$10,696,308	$65,330,590
Cash	4,505,026	9,626,292	120,399	1,415,348
Dividends and interest receivable	916,249	9,506,449	55,360	426,841
Receivable for fund shares sold	561,813	1,922,291	—	—
Receivable for investments sold	—	23,021,155	94,862	250,989
Expense reimbursement receivable	—	—	6,350	—
Prepaid expenses	38,208	100,351	32,884	30,166
Total assets	203,217,453	1,851,970,031	11,006,163	67,453,934
Liabilities:
Payable for investments purchased	503,493	10,750,043	125,316	194,454
Payable for fund shares purchased	40,437	1,810,576	—	137,161
Distribution fee payable	142,336	41,893	3,367	119
Investment advisory fee payable, net (Note 3)	121,149	1,109,178	—	26,927
Administration fee payable, net (Note 3)	24,594	229,335	—	8,208
Trustees' fee payable	2,414	12,147	1,418	1,696
Accrued expenses	58,503	156,297	34,950	58,461
Total liabilities	892,926	14,109,469	165,051	427,026
Commitments and contingencies (Note 8)
Net Assets	$202,324,527	$1,837,860,562	$10,841,112	$67,026,908
Composition of Net Assets:
Paid-in capital	$180,118,893	$1,764,394,156	$ 9,795,277	$67,498,866
Accumulated distributable earnings (losses)	22,205,634	73,466,406	1,045,835	(471,958)
Net assets applicable to capital shares outstanding	$202,324,527	$1,837,860,562	$10,841,112	$67,026,908
Total investments at cost	$153,230,679	$1,637,377,603	$ 9,256,164	$57,106,993
Net Assets
Class A Shares — Net Assets	$ 5,811,869	$ 6,044,976	$ 21,741	$ 13,218
Shares outstanding	439,278	454,725	2,026	1,384
Net asset value and redemption price per share	$ 13.23	$ 13.29	$ 10.73	$ 9.55
Offering price per share based on a maximum sales charge of 4.75%	$ 13.89	$ 13.95	$ 11.27	$ 10.03
Class C Shares — Net Assets	$ 6,509,657	$ 6,595,094	$ 43,624	$ 58,805
Shares outstanding	498,486	499,018	4,072	6,149
Net asset value and redemption price per share	$ 13.06	$ 13.22	$ 10.71	$ 9.56
Class Y Shares — Net Assets	$ 64,539,046	$1,415,368,964	$ 140,415	$ 6,986,422
Shares outstanding	4,869,765	106,286,880	13,124	741,151
Net asset value and redemption price per share	$ 13.25	$ 13.32	$ 10.70	$ 9.43
Class I Shares — Net Assets	$125,463,955	$ 409,851,528	$10,635,332	$59,968,463
Shares outstanding	9,460,879	30,809,246	997,592	6,372,183
Net asset value and redemption price per share	$ 13.26	$ 13.30	$ 10.66	$ 9.41

See Notes to Financial Statements.
2019 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2019

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends (net of foreign withholding tax of $272,607, $1,560,142, $0 and $62,341)	$ 3,194,853	$ 31,603,753	$ 234,907	$ 946,730
Distributions from master limited partnerships and real estate investment trusts	979,111	4,847,103	70,137	185,131
Total dividends and distributions	4,173,964	36,450,856	305,044	1,131,861
Interest	—	—	—	261,009
Less return of capital distributions	(979,111)	(4,847,103)	(70,137)	(185,131)
Total investment income	3,194,853	31,603,753	234,907	1,207,739
Expenses:
Investment advisory fees (Note 3)	851,777	6,751,776	52,739	273,981
Administration fees (Note 3)	150,314	1,350,355	10,548	48,350
Distribution fees — Class A	7,914	5,940	58	9
Distribution fees — Class C	34,087	34,108	220	171
Registration fees	41,736	57,161	30,726	36,881
Audit and tax services	40,915	20,048	20,048	22,410
Transfer agent fees	34,199	80,848	13,401	27,461
Custodian fees	23,879	109,563	4,051	36,503
Trustees' fees	14,864	67,928	8,579	10,210
Fund accounting fees	11,993	86,048	2,678	13,420
Legal fees	10,441	48,483	6,004	7,167
Miscellaneous	6,364	27,972	2,127	4,516
Insurance	5,481	46,778	526	1,768
Reports to shareholders	5,425	76,504	2,496	3,376
Interest expense	3,268	11,792	1	—
Total operating expenses	1,242,657	8,775,304	154,202	486,223
Less expenses reimbursed by the investment adviser (Note 3)	(98,356)	(183,006)	(87,121)	(131,478)
Net expenses	1,144,301	8,592,298	67,081	354,745
Net investment income	2,050,552	23,011,455	167,826	852,994
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,787,145	(18,617,650)	686,930	35,206
Foreign currency transactions	(37,328)	(221,225)	—	(5,911)
Net realized gain	1,749,817	(18,838,875)	686,930	29,295
Net change in unrealized appreciation (depreciation) on:
Investments	32,839,950	239,335,861	1,561,101	9,235,397
Foreign currency translations	6,986	(2,819)	—	1,747
Net change in unrealized appreciation	32,846,936	239,333,042	1,561,101	9,237,144
Net realized and unrealized gain on investments	34,596,753	220,494,167	2,248,031	9,266,439
Net increase in net assets resulting from operations	$36,647,305	$243,505,622	$2,415,857	$10,119,433

See Notes to Financial Statements.
32Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 2,050,552	$ 3,625,433	$ 23,011,455	$ 42,187,259
Net realized gain (loss) on investments and foreign currency transactions	1,749,817	6,516,328	(18,838,875)	(20,186,396)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	32,846,936	(20,237,017)	239,333,042	(173,006,823)
Net increase (decrease) in net assets resulting from operations	36,647,305	(15,095,256)	243,505,622	(151,005,960)
Distributions to Shareholders:
From distributable earnings:
Class A shares	(118,162) [1]	(32,024)	(93,687) [1]	(113,566)
Class C shares	(105,746) [1]	(34,542)	(105,243) [1]	(83,862)
Class Y shares	(1,228,642) [1]	(312,543)	(28,440,172) [1]	(30,959,754)
Class I shares	(2,580,409) [1]	(766,298)	(8,613,747) [1]	(9,134,875)
From return of capital:
Class A shares	—	(205,679)	—	(104,732)
Class C shares	—	(221,851)	—	(77,339)
Class Y shares	—	(2,007,379)	—	(28,551,430)
Class I shares	—	(4,921,745)	—	(8,424,281)
Total distributions paid	(4,032,959)	(8,502,062)	(37,252,849)	(77,449,839)
Capital Share Transactions (Note 6):
Subscriptions	9,648,168	67,033,202	232,990,968	568,411,445
Reinvestment of distributions	3,634,471	7,547,487	29,729,139	55,489,872
Redemptions	(36,102,220)	(103,066,195)	(245,514,571)	(783,725,755)
Net increase (decrease) in capital share transactions	(22,819,581)	(28,485,506)	17,205,536	(159,824,438)
Total increase (decrease) in net assets	9,794,765	(52,082,823)	223,458,309	(388,280,237)
Net Assets:
Beginning of period	192,529,762	244,612,585	1,614,402,253	2,002,682,490
End of period	$202,324,527	$ 192,529,762	$1,837,860,562	$1,614,402,253
[1]The tax character of the distributions paid will be determined during the Fund’s fiscal year end.

See Notes to Financial Statements.
2019 Semi-Annual Report33

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	U.S. Real Estate Fund		Real Assets Securities Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 167,826	$ 593,596	$ 852,994	$ 1,660,749
Net realized gain (loss) on investments and foreign currency transactions	686,930	(220,515)	29,295	(2,201,152)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,561,101	(1,250,435)	9,237,144	(5,443,741)
Net increase (decrease) in net assets resulting from operations	2,415,857	(877,354)	10,119,433	(5,984,144)
Distributions to Shareholders:
From distributable earnings::
Class A shares	(685) [1]	(1,060)	(157) [1]	(55)
Class C shares	(667) [1]	(6,431)	(752) [1]	(128)
Class Y shares	(2,779) [1]	(1,288)	(150,953) [1]	(287,812)
Class I shares	(283,247) [1]	(587,190)	(1,186,841) [1]	(1,225,325)
From return of capital:
Class A shares	—	(557)	—	(56)
Class C shares	—	(3,382)	—	(127)
Class Y shares	—	(677)	—	(287,057)
Class I shares	—	(308,704)	—	(1,222,108)
Total distributions paid	(287,378)	(909,289)	(1,338,703)	(3,022,668)
Capital Share Transactions (Note 6):
Subscriptions	2,182,452	5,599,631	393,145	6,128,895
Reinvestment of distributions	126,090	682,568	1,274,164	2,750,133
Redemptions	(7,046,727)	(15,538,503)	(2,000,586)	(18,842,190)
Net decrease in capital share transactions	(4,738,185)	(9,256,304)	(333,277)	(9,963,162)
Total increase (decrease) in net assets	(2,609,706)	(11,042,947)	8,447,453	(18,969,974)
Net Assets:
Beginning of period	13,450,818	24,493,765	58,579,455	77,549,429
End of period	$10,841,112	$ 13,450,818	$67,026,908	$ 58,579,455
[1]The tax character of the distributions paid will be determined during the Fund’s fiscal year end.

See Notes to Financial Statements.
34Brookfield Public Securities Group LLC

Brookfield Global Listed Infrastructure Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2019(6)	$11.25	0.11	2.12	2.23	(0.25)	—	—	(0.25)	—	$13.23	19.83% (4)	$ 5,812	1.45% (5)	1.35% (5)	1.82% (5)	1.72% (5)	37% (4)
December 31, 2018	$12.73	0.17	(1.20)	(1.03)	(0.06)	—	(0.39)	(0.45)	—	$11.25	-8.23%	$ 6,273	1.44%	1.35%	1.35%	1.26%	75%
December 31, 2017	$11.97	0.17	1.07	1.24	(0.31)	—	(0.17)	(0.48)	—	$12.73	10.52%	$ 12,571	1.50%	1.35%	1.37%	1.22%	93%
December 31, 2016	$11.06	0.12	1.25	1.37	(0.19)	—	(0.27)	(0.46)	0.00 (2)	$11.97	12.38%	$ 20,006	1.43%	1.35%	1.05%	0.97%	100%
December 31, 2015	$14.15	0.15	(2.83)	(2.68)	(0.10)	—	(0.31)	(0.41)	0.00 (2)	$11.06	-19.28%	$ 31,989	1.41%	1.35%	1.13%	1.07%	98%
December 31, 2014	$13.91	0.15	0.88	1.03	(0.22)	(0.57)	—	(0.79)	0.00 (2)	$14.15	7.27%	$ 74,164	1.44%	1.35%	1.01%	0.92%	85%
Class C:
June 30, 2019(6)	$11.11	0.06	2.09	2.15	(0.20)	—	—	(0.20)	—	$13.06	19.39% (4)	$ 6,510	2.20% (5)	2.10% (5)	1.01% (5)	0.91% (5)	37% (4)
December 31, 2018	$12.58	0.08	(1.19)	(1.11)	(0.05)	—	(0.31)	(0.36)	—	$11.11	-8.92%	$ 8,576	2.19%	2.10%	0.66%	0.57%	75%
December 31, 2017	$11.83	0.07	1.06	1.13	(0.24)	—	(0.14)	(0.38)	—	$12.58	9.62%	$ 10,686	2.25%	2.10%	0.59%	0.44%	93%
December 31, 2016	$10.93	0.04	1.23	1.27	(0.15)	—	(0.22)	(0.37)	—	$11.83	11.60%	$ 13,935	2.18%	2.10%	0.32%	0.24%	100%
December 31, 2015	$13.98	0.05	(2.79)	(2.74)	(0.08)	—	(0.23)	(0.31)	0.00 (2)	$10.93	-19.91%	$ 18,026	2.16%	2.10%	0.41%	0.35%	98%
December 31, 2014	$13.80	0.04	0.86	0.90	(0.15)	(0.57)	—	(0.72)	0.00 (2)	$13.98	6.41%	$ 33,470	2.19%	2.10%	0.24%	0.15%	85%
Class Y:
June 30, 2019(6)	$11.27	0.13	2.12	2.25	(0.27)	—	—	(0.27)	—	$13.25	19.94% (4)	$ 64,539	1.20% (5)	1.10% (5)	2.10% (5)	2.00% (5)	37% (4)
December 31, 2018	$12.76	0.21	(1.21)	(1.00)	(0.07)	—	(0.42)	(0.49)	—	$11.27	-8.03%	$ 61,974	1.19%	1.10%	1.73%	1.64%	75%
December 31, 2017	$11.99	0.20	1.08	1.28	(0.33)	—	(0.18)	(0.51)	—	$12.76	10.79%	$ 55,318	1.25%	1.10%	1.57%	1.42%	93%
December 31, 2016	$11.08	0.16	1.24	1.40	(0.20)	—	(0.29)	(0.49)	0.00 (2)	$11.99	12.64%	$ 62,515	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.18	0.18	(2.84)	(2.66)	(0.12)	—	(0.33)	(0.45)	0.01	$11.08	-19.01%	$ 77,826	1.16%	1.10%	1.37%	1.31%	98%
December 31, 2014	$13.93	0.19	0.88	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (2)	$14.18	7.54%	$199,436	1.19%	1.10%	1.22%	1.13%	85%
Class I:
June 30, 2019(6)	$11.28	0.13	2.12	2.25	(0.27)	—	—	(0.27)	—	$13.26	19.92% (4)	$125,464	1.20% (5)	1.10% (5)	2.13% (5)	2.03% (5)	37% (4)
December 31, 2018	$12.76	0.21	(1.20)	(0.99)	(0.07)	—	(0.42)	(0.49)	—	$11.28	-7.95%	$115,707	1.19%	1.10%	1.67%	1.58%	75%
December 31, 2017	$12.00	0.21	1.06	1.27	(0.33)	—	(0.18)	(0.51)	—	$12.76	10.70%	$166,037	1.25%	1.10%	1.62%	1.47%	93%
December 31, 2016	$11.08	0.16	1.25	1.41	(0.20)	—	(0.29)	(0.49)	0.00 (2)	$12.00	12.74%	$155,750	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.19	0.20	(2.86)	(2.66)	(0.07)	—	(0.38)	(0.45)	0.00 (2)	$11.08	-19.06%	$186,661	1.16%	1.10%	1.56%	1.50%	98%
December 31, 2014	$13.94	0.18	0.89	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (2)	$14.19	7.53%	$172,587	1.19%	1.10%	1.21%	1.12%	85%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Not annualized.
(5)	Annualized.
(6)	For the six months ended June 30, 2019. (Unaudited)

See Notes to Financial Statements.
2019 Semi-Annual Report35

Brookfield Global Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2019(6)	$11.79	0.23	1.53	1.76	(0.26)	—	—	(0.26)	—	$13.29	14.87% (4)	$ 6,045	1.22% (5)	1.20% (5)	3.53% (5)	3.51% (5)	41% (4)
December 31, 2018	$13.34	0.24	(1.31)	(1.07)	(0.25)	—	(0.23)	(0.48)	—	$11.79	-8.23%	$ 5,556	1.22%	1.20%	1.90%	1.88%	82%
December 31, 2017	$12.61	0.28	0.94	1.22	(0.49)	—	—	(0.49)	—	$13.34	9.84%	$ 7,106	1.24%	1.20%	2.13%	2.09%	89%
December 31, 2016	$12.61	0.22	0.53	0.75	(0.45)	(0.29)	(0.01)	(0.75)	0.00 (2)	$12.61	6.00%	$ 14,953	1.27%	1.20%	1.68%	1.61%	88%
December 31, 2015	$13.30	0.23	(0.43)	(0.20)	(0.40)	(0.07)	(0.02)	(0.49)	0.00 (2)	$12.61	-1.55%	$ 30,280	1.31%	1.20%	1.75%	1.64%	60%
December 31, 2014	$11.85	0.35	1.92	2.27	(0.47)	(0.35)	—	(0.82)	0.00 (2)	$13.30	19.25%	$ 5,812	1.41%	1.20%	2.64%	2.43%	108%
Class C:
June 30, 2019(6)	$11.72	0.16	1.55	1.71	(0.21)	—	—	(0.21)	—	$13.22	14.55% (4)	$ 6,595	1.97% (5)	1.95% (5)	2.52% (5)	2.50% (5)	41% (4)
December 31, 2018	$13.28	0.16	(1.33)	(1.17)	(0.20)	—	(0.19)	(0.39)	—	$11.72	-8.98%	$ 7,949	1.97%	1.95%	1.27%	1.25%	82%
December 31, 2017	$12.55	0.19	0.93	1.12	(0.39)	—	—	(0.39)	—	$13.28	9.08%	$ 6,245	1.99%	1.95%	1.45%	1.41%	89%
December 31, 2016	$12.55	0.12	0.54	0.66	(0.36)	(0.29)	(0.01)	(0.66)	0.00 (2)	$12.55	5.26%	$ 6,919	2.02%	1.95%	0.90%	0.83%	88%
December 31, 2015	$13.24	0.12	(0.43)	(0.31)	(0.30)	(0.07)	(0.02)	(0.39)	0.01	$12.55	-2.31%	$ 7,050	2.06%	1.95%	0.90%	0.79%	60%
December 31, 2014	$11.83	0.31	1.85	2.16	(0.40)	(0.35)	—	(0.75)	—	$13.24	18.27%	$ 4,188	2.16%	1.95%	2.31%	2.10%	108%
Class Y:
June 30, 2019(6)	$11.80	0.24	1.55	1.79	(0.27)	—	—	(0.27)	—	$13.32	15.15% (4)	$1,415,369	0.97% (5)	0.95% (5)	3.65% (5)	3.63% (5)	41% (4)
December 31, 2018	$13.37	0.28	(1.34)	(1.06)	(0.27)	—	(0.24)	(0.51)	—	$11.80	-8.12%	$1,211,816	0.97%	0.95%	2.16%	2.14%	82%
December 31, 2017	$12.63	0.32	0.94	1.26	(0.52)	—	—	(0.52)	—	$13.37	10.20%	$1,502,252	0.99%	0.95%	2.46%	2.42%	89%
December 31, 2016	$12.63	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (2)	$12.63	6.27%	$1,060,627	1.02%	0.95%	1.94%	1.87%	88%
December 31, 2015	$13.32	0.28	(0.45)	(0.17)	(0.42)	(0.07)	(0.03)	(0.52)	0.00 (2)	$12.63	-1.33%	$ 779,226	1.06%	0.95%	2.11%	2.00%	60%
December 31, 2014	$11.87	0.41	1.90	2.31	(0.51)	(0.35)	—	(0.86)	0.00 (2)	$13.32	19.51%	$ 120,367	1.16%	0.95%	3.09%	2.88%	108%
Class I:
June 30, 2019(6)	$11.79	0.23	1.55	1.78	(0.27)	—	—	(0.27)	—	$13.30	15.08% (4)	$ 409,852	0.97% (5)	0.95% (5)	3.58% (5)	3.56% (5)	41% (4)
December 31, 2018	$13.35	0.28	(1.33)	(1.05)	(0.27)	—	(0.24)	(0.51)	—	$11.79	-8.06%	$ 389,081	0.97%	0.95%	2.15%	2.13%	82%
December 31, 2017	$12.62	0.32	0.93	1.25	(0.52)	—	—	(0.52)	—	$13.35	10.13%	$ 487,080	0.99%	0.95%	2.48%	2.44%	89%
December 31, 2016	$12.62	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (2)	$12.62	6.27%	$ 381,472	1.02%	0.95%	1.91%	1.84%	88%
December 31, 2015	$13.32	0.25	(0.43)	(0.18)	(0.43)	(0.07)	(0.02)	(0.52)	0.00 (2)	$12.62	-1.40%	$ 389,743	1.06%	0.95%	1.88%	1.77%	60%
December 31, 2014	$11.86	0.36	1.96	2.32	(0.51)	(0.35)	—	(0.86)	0.00 (2)	$13.32	19.61%	$ 212,842	1.16%	0.95%	2.69%	2.48%	108%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Not annualized.
(5)	Annualized.
(6)	For the six months ended June 30, 2019. (Unaudited)

See Notes to Financial Statements.
36Brookfield Public Securities Group LLC

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2019(6)	$ 9.19	0.18	1.56	1.74	(0.20)	—	—	(0.20)	—	$10.73	18.89% (4)	$ 22	2.44% (5)	1.20% (5)	3.60% (5)	2.36% (5)	57% (4)
December 31, 2018	$10.27	0.20	(0.92)	(0.72)	(0.24)	—	(0.12)	(0.36)	—	$ 9.19	-7.14%	$ 56	2.03%	1.20%	2.06%	1.23%	107%
December 31, 2017	$10.38	0.20	0.08	0.28	(0.27)	(0.08)	(0.04)	(0.39)	—	$10.27	2.73%	$ 106	2.22%	1.20%	1.87%	0.85%	102%
December 31, 2016	$10.47	0.15	0.64	0.79	(0.30)	(0.57)	(0.01)	(0.88)	—	$10.38	7.63%	$ 90	1.74%	1.20%	1.43%	0.89%	111%
December 31, 2015	$11.77	0.27	(0.87)	(0.60)	(0.29)	(0.45)	—	(0.74)	0.04	$10.47	-4.69%	$ 85	1.78%	1.20%	2.33%	1.75%	78%
December 31, 2014	$10.11	0.68	2.22	2.90	(0.36)	(0.88)	—	(1.24)	—	$11.77	28.66%	$ 123	2.40%	1.20%	5.61%	4.41%	86%
Class C:
June 30, 2019(6)	$ 9.18	0.16	1.53	1.69	(0.16)	—	—	(0.16)	—	$10.71	18.57% (4)	$ 44	3.19% (5)	1.95% (5)	3.20% (5)	1.96% (5)	57% (4)
December 31, 2018	$10.25	0.13	(0.92)	(0.79)	(0.18)	—	(0.10)	(0.28)	—	$ 9.18	-7.86%	$ 37	2.78%	1.95%	1.40%	0.57%	107%
December 31, 2017	$10.36	0.11	0.09	0.20	(0.22)	(0.06)	(0.03)	0.31	—	$10.25	1.95%	$ 484	2.97%	1.95%	1.06%	0.04%	102%
December 31, 2016	$10.47	0.08	0.63	0.71	(0.25)	(0.57)	(0.00) (2)	(0.82)	—	$10.36	6.87%	$ 546	2.49%	1.95%	0.71%	0.17%	111%
December 31, 2015	$11.77	0.17	(0.80)	(0.63)	(0.22)	(0.45)	—	(0.67)	—	$10.47	-5.18%	$ 360	2.53%	1.95%	1.58%	1.00%	78%
December 31, 2014	$10.11	0.26	2.56	2.82	(0.28)	(0.88)	—	(1.16)	—	$11.77	27.78%	$ 1	3.15%	1.95%	2.27%	1.07%	86%
Class Y:
June 30, 2019(6)	$ 9.16	0.23	1.52	1.75	(0.21)	—	—	(0.21)	—	$10.70	19.15% (4)	$ 140	2.19% (5)	0.95% (5)	4.41% (5)	3.17% (5)	57% (4)
December 31, 2018	$10.25	0.26	(0.96)	(0.70)	(0.26)	—	(0.13)	(0.39)	—	$ 9.16	-6.98%	$ 118	1.78%	0.95%	2.68%	1.85%	107%
December 31, 2017	$10.34	0.22	0.10	0.32	(0.33)	(0.04)	(0.04)	(0.41)	—	$10.25	3.19%	$ 26	1.97%	0.95%	2.12%	1.10%	102%
December 31, 2016	$10.42	0.19	0.63	0.82	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.34	7.95%	$ 749	1.49%	0.95%	1.81%	1.27%	111%
December 31, 2015	$11.77	0.29	(0.83)	(0.54)	(0.38)	(0.45)	—	(0.83)	0.02	$10.42	-4.30%	$ 284	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.83	2.10	2.93	(0.39)	(0.88)	—	(1.27)	—	$11.77	28.98%	$ 118	2.15%	0.95%	6.78%	5.58%	86%
Class I:
June 30, 2019(6)	$ 9.13	0.22	1.52	1.74	(0.21)	—	—	(0.21)	—	$10.66	19.10% (4)	$10,635	2.19% (5)	0.95% (5)	4.39% (5)	3.15% (5)	57% (4)
December 31, 2018	$10.21	0.23	(0.92)	(0.69)	(0.26)	—	(0.13)	(0.39)	—	$ 9.13	-6.90%	$13,239	1.78%	0.95%	2.34%	1.51%	107%
December 31, 2017	$10.32	0.23	0.07	0.30	(0.29)	(0.08)	(0.04)	(0.41)	—	$10.21	3.00%	$23,878	1.97%	0.95%	2.22%	1.20%	102%
December 31, 2016	$10.41	0.18	0.63	0.81	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.32	7.86%	$45,412	1.49%	0.95%	1.65%	1.11%	111%
December 31, 2015	$11.77	0.29	(0.82)	(0.53)	(0.38)	(0.45)	—	(0.83)	(0.00) (2)	$10.41	-4.38%	$51,792	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.38	2.55	2.93	(0.39)	(0.88)	—	(1.27)	—	$11.77	28.98%	$32,776	2.15%	0.95%	3.30%	2.10%	86%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(2)	Rounds to less than $0.005.
(3)	Redemption fees were eliminated effective September 1, 2016.
(4)	Not annualized.
(5)	Annualized.
(6)	For the six months ended June 30, 2019. (Unaudited)

See Notes to Financial Statements.
2019 Semi-Annual Report37

Brookfield Real Assets Securities Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(3)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2019(6)	$ 8.30	0.14	1.29	1.43	(0.18)	—	—	(0.18)	—	$9.55	17.24% (3)	$ 13	1.76% (4)	1.35% (4)	2.96% (4)	2.58% (4)	50% (3)
December 31, 2018	$ 9.39	0.19	(0.97)	(0.78)	(0.16)	—	(0.15)	(0.31)	—	$8.30	-8.50%	$ 3	1.68%	1.35%	2.11%	1.78%	83%
December 31, 2017	$ 8.88	0.17	0.69	0.86	(0.25)	—	(0.10)	(0.35)	—	$9.39	9.74%	$ 3	1.82%	1.35%	1.77%	1.30%	81%
December 31, 2016	$ 8.28	0.18	0.74	0.92	(0.22)	—	(0.10)	(0.32)	—	$8.88	11.04%	$ 1	1.97%	1.35%	2.02%	1.40%	119%
December 31, 2015	$ 9.72	0.19	(1.40)	(1.21)	(0.18)	—	(0.05)	(0.23)	—	$8.28	-12.58%	$ 1	2.12%	1.35%	2.07%	1.30%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.55% (3)	$ 1	3.56% (4)	1.35% (4)	2.33% (4)	0.12% (4)	7% (3)
Class C:
June 30, 2019(6)	$ 8.32	0.08	1.32	1.40	(0.16)	—	—	(0.16)	—	$9.56	16.78% (3)	$ 59	2.51% (4)	2.10% (4)	1.79% (4)	1.38% (4)	50% (3)
December 31, 2018	$ 9.41	0.18	(1.00)	(0.82)	(0.14)	—	(0.13)	(0.27)	—	$8.32	-8.90%	$ 29	2.43%	2.10%	2.11%	1.78%	83%
December 31, 2017	$ 8.89	0.11	0.68	0.79	(0.20)	—	(0.07)	(0.27)	—	$9.41	8.94%	$ 1	2.57%	2.10%	1.18%	0.71%	81%
December 31, 2016	$ 8.29	0.16	0.71	0.87	(0.18)	—	(0.09)	(0.27)	—	$8.89	10.49%	$ 1	2.72%	2.10%	1.28%	0.66%	119%
December 31, 2015	$ 9.72	0.12	(1.38)	(1.26)	(0.13)	—	(0.04)	(0.17)	—	$8.29	-13.08%	$ 1	2.87%	2.10%	1.33%	0.56%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.63% (3)	$ 1	4.31% (4)	2.10% (4)	2.25% (4)	0.04% (4)	7% (3)
Class Y:
June 30, 2019(6)	$ 8.19	0.12	1.31	1.43	(0.19)	—	—	(0.19)	—	$9.43	17.46% (3)	$ 6,986	1.51% (4)	1.10% (4)	2.57% (4)	2.16% (4)	50% (3)
December 31, 2018	$ 9.30	0.19	(0.95)	(0.76)	(0.18)	—	(0.17)	(0.35)	—	$8.19	-8.31%	$ 7,409	1.43%	1.10%	2.12%	1.79%	83%
December 31, 2017	$ 8.83	0.20	0.64	0.84	(0.26)	—	(0.11)	(0.37)	—	$9.30	9.64%	$12,262	1.57%	1.10%	2.11%	1.64%	81%
December 31, 2016	$ 8.27	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.83	11.14%	$ 4,675	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$ 9.72	0.24	(1.42)	(1.18)	(0.18)	—	(0.09)	(0.27)	—	$8.27	-12.32%	$ 2,058	1.87%	1.10%	2.58%	1.81%	76%
December 31, 2014(1)	$10.00	0.03	(0.28)	(0.25)	(0.03)	—	—	(0.03)	—	$9.72	-2.51% (3)	$ 1	3.31% (4)	1.10% (4)	2.36% (4)	0.15% (4)	7% (3)
Class I:
June 30, 2019(6)	$ 8.18	0.12	1.30	1.42	(0.19)	—	—	(0.19)	—	$9.41	17.36% (3)	$59,968	1.51% (4)	1.10% (4)	2.66% (4)	2.25% (4)	50% (3)
December 31, 2018	$ 9.29	0.19	(0.95)	(0.76)	(0.17)	—	(0.18)	(0.35)	—	$8.18	-8.32%	$51,139	1.43%	1.10%	2.13%	1.80%	83%
December 31, 2017	$ 8.82	0.20	0.64	0.84	(0.26)	—	(0.11)	(0.37)	—	$9.29	9.65%	$65,283	1.57%	1.10%	2.15%	1.67%	81%
December 31, 2016	$ 8.26	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.82	11.15%	$55,882	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$ 9.71	0.22	(1.40)	(1.18)	(0.20)	—	(0.07)	(0.27)	—	$8.26	-12.33%	$50,405	1.87%	1.10%	2.41%	1.64%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.03)	—	—	(0.03)	—	$9.71	-2.61% (3)	$24,345	3.31% (4)	1.10% (4)	2.31% (4)	0.10% (4)	7% (3)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A, C, Y and I were incepted on November 19, 2014.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Not annualized.
(4)	Annualized.
(5)	Redemption fees were eliminated effective September 1, 2016.
(6)	For the Six Months Ended June 30, 2019. (Unaudited)

See Notes to Financial Statements.
38Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2019

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of seven separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”), Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”), Center Coast Brookfield MLP Focus Fund (the “Focus Fund”), Center Coast Brookfield Energy Infrastructure Fund (the “Energy Infrastructure Fund”) and Brookfield Real Assets Debt Fund (each, a “Fund,” and collectively, the “Funds”), four of which are included in this report and are currently offered for sale. The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are each a diversified open-end management investment company, and the U.S. Real Estate Fund, Focus Fund and Energy Infrastructure Fund are non-diversified open-end management investment companies. The Energy Infrastructure Fund and the Brookfield Real Assets Debt Fund are not currently available for purchase.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Public Securities Group LLC (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s net asset value (“NAV”).
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished
2019 Semi-Annual Report39

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.
Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized
40Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Adviser's Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
2019 Semi-Annual Report41

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

Infrastructure Fund
The following table summarizes the Infrastructure Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2019:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 5,302,184	$ —	$ 5,302,184
Brazil	4,142,093	503,493	—	4,645,586
Canada	26,830,015	—	—	26,830,015
China	—	3,121,037	—	3,121,037
Denmark	—	2,162,725	—	2,162,725
France	—	12,806,425	—	12,806,425
Hong Kong	—	6,059,846	—	6,059,846
Italy	—	5,919,330	—	5,919,330
Japan	—	2,511,859	—	2,511,859
Luxembourg	—	2,250,331	—	2,250,331
Mexico	1,874,548	—	—	1,874,548
New Zealand	—	3,098,942	—	3,098,942
Spain	—	7,467,545	—	7,467,545
Switzerland	—	1,808,028	—	1,808,028
United Arab Emirates	561,826	—	—	561,826
United Kingdom	—	10,689,486	—	10,689,486
United States	100,086,444	—	—	100,086,444
Total Common Stocks	133,494,926	63,701,231	—	197,196,157
Total	$ 133,494,926	$ 63,701,231	$ —	$ 197,196,157
For further information regarding security characteristics, see the Schedule of Investments.
Global Real Estate Fund
The following table summarizes the Global Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2019:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 75,045,340	$ —	$ 75,045,340
Canada	54,364,482	—	—	54,364,482
China	—	12,897,355	—	12,897,355
France	—	18,256,466	—	18,256,466
Germany	—	116,818,724	—	116,818,724
Hong Kong	—	140,537,981	—	140,537,981
Japan	—	214,622,300	—	214,622,300
Singapore	—	63,265,600	—	63,265,600
Spain	—	18,029,932	—	18,029,932
United Kingdom	—	138,562,485	—	138,562,485
United States	955,392,828	—	—	955,392,828
Total Common Stocks	1,009,757,310	798,036,183	—	1,807,793,493
Total	$1,009,757,310	$ 798,036,183	$ —	$1,807,793,493
For further information regarding security characteristics, see the Schedule of Investments.
42Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2019:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,696,308	$ —	$ —	$ 10,696,308
Total Investments	$ 10,696,308	$ —	$ —	$ 10,696,308
For further information regarding security characteristics, see the Schedule of Investments.
Real Assets Securities Fund
The following table summarizes the Real Assets Securities Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2019:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 1,622,980	$ —	$ 1,622,980
Brazil	641,758	75,830	—	717,588
Canada	5,634,264	—	—	5,634,264
China	—	597,015	—	597,015
Denmark	—	302,781	—	302,781
France	—	2,174,457	—	2,174,457
Germany	—	1,241,891	—	1,241,891
Hong Kong	—	2,357,712	—	2,357,712
Italy	—	865,735	—	865,735
Japan	—	2,673,497	—	2,673,497
Luxembourg	—	359,178	—	359,178
Mexico	268,246	—	—	268,246
New Zealand	—	515,718	—	515,718
Singapore	—	664,051	—	664,051
Spain	—	1,364,156	—	1,364,156
Switzerland	—	263,671	—	263,671
United Arab Emirates	87,657	—	—	87,657
United Kingdom	—	3,215,295	—	3,215,295
United States	27,203,226	—	—	27,203,226
Total Common Stocks	33,835,151	18,293,967	—	52,129,118
Convertible Preferred Stocks:
United States	166,326	—	—	166,326
Corporate Bonds:
Canada	—	821,108	—	821,108
United States	—	11,025,428	—	11,025,428
Total Corporate Bonds	—	11,846,536	—	11,846,536
Preferred Stocks:
United States	1,119,328	69,282	—	1,188,610
Total	$ 35,120,805	$ 30,209,785	$ —	$ 65,330,590
For further information regarding security characteristics, see the Schedule of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized
2019 Semi-Annual Report43

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT's ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts.
Master Limited Partnerships: A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund and Real Assets Securities Fund invest in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Funds and could cause a greater portion of the income and gain allocated to the Funds to be subject to U.S. federal, state and local corporate income taxes, which would reduce an amount a Fund can distribute to shareholders and could increase the percentage of Funds distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year generally will reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Return of Capital Estimates: A distribution received from a Fund’s investments in MLPs generally are comprised of return of capital. A Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended June 30, 2019, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Funds do not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
44Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution fees, which are unique to each class of shares.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser's website at www.brookfield.com. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements: In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has implemented the amendments and there was no material impact on the Fund’s financial statements.
In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt upon the issuance of ASU 2018-13. Management has implemented the amendments and there was no material impact on the Funds’ financial statements.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
2019 Semi-Annual Report45

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

	Annual Advisory Fee Rate	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.35%
Class C	0.85%	2.10%
Class Y	0.85%	1.10%
Class I	0.85%	1.10%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class Y	0.75%	0.95%
Class I	0.75%	0.95%
U.S. Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class Y	0.75%	0.95%
Class I	0.75%	0.95%
Real Assets Securities Fund
Class A	0.85%	1.35%
Class C	0.85%	2.10%
Class Y	0.85%	1.10%
Class I	0.85%	1.10%
Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least May 1, 2020 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:
Expiration Period	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Less than 1 year	$244,946	$ 820,133	$283,782	$357,320
Within 1 to 2 years	352,175	682,551	287,875	313,948
Within 2 to 3 years	200,074	344,553	172,078	243,118
Total amount subject to recoupment	$797,195	$1,847,237	$743,735	$914,386
For the six months ended June 30, 2019, the Adviser did not recoup any expenses.
46Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2019 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$ 73,659,832	$ 88,173,078
Global Real Estate Fund	728,123,806	744,144,924
U.S. Real Estate Fund	7,646,860	12,544,780
Real Assets Securities Fund	31,371,785	32,796,877
During the six months ended June 30, 2019, there were no transactions in U.S. Government securities.
5.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
	Infrastructure Fund
	2019 [1]		2018 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	31,118	$ 402,113	142,585	$ 1,645,506
Reinvestment of distributions	7,718	101,742	15,893	189,688
Redemptions	(156,998)	(2,022,655)	(588,508)	(7,382,567)
Net Decrease	(118,162)	$(1,518,800)	(430,030)	$(5,547,373)
Class C	Shares	Amount	Shares	Amount
Subscriptions	4,642	$ 59,291	244,583	$ 2,840,061
Reinvestment of distributions	6,766	88,078	17,706	207,831
Redemptions	(284,678)	(3,422,600)	(339,989)	(4,123,497)
Net Decrease	(273,270)	$(3,275,231)	(77,700)	$(1,075,605)
2019 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

	Infrastructure Fund
	2019 [1]		2018 [2]
Class Y	Shares	Amount	Shares	Amount
Subscriptions	673,015	$ 8,687,716	3,003,970	$ 35,542,428
Reinvestment of distributions	77,716	1,027,136	159,497	1,907,873
Redemptions	(1,379,532)	(17,314,837)	(2,001,418)	(24,430,840)
Net Increase (Decrease)	(628,801)	$ (7,599,985)	1,162,049	$ 13,019,461
Class I	Shares	Amount	Shares	Amount
Subscriptions	38,508	$ 499,048	2,153,487	$ 27,005,207
Reinvestment of distributions	182,946	2,417,515	438,051	5,242,095
Redemptions	(1,020,388)	(13,342,128)	(5,341,234)	(67,129,291)
Net Decrease	(798,934)	$(10,425,565)	(2,749,696)	$(34,881,989)

	Global Real Estate Fund
	2019 [1]		2018 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	280,953	$ 3,739,485	513,473	$ 6,529,570
Reinvestment of distributions	6,069	82,000	15,398	193,373
Redemptions	(303,716)	(3,862,239)	(589,919)	(7,545,480)
Net Decrease	(16,694)	$ (40,754)	(61,048)	$ (822,537)
Class C	Shares	Amount	Shares	Amount
Subscriptions	39,995	$ 521,867	500,782	$ 6,072,768
Reinvestment of distributions	6,139	82,484	8,556	106,259
Redemptions	(225,385)	(2,845,743)	(301,409)	(3,728,788)
Net Increase (Decrease)	(179,251)	$ (2,241,392)	207,929	$ 2,450,239
Class Y	Shares	Amount	Shares	Amount
Subscriptions	15,176,664	$ 199,814,728	38,694,982	$ 493,555,230
Reinvestment of distributions	1,661,994	22,491,074	3,235,338	40,802,645
Redemptions	(13,214,240)	(173,582,262)	(51,661,124)	(650,976,737)
Net Increase (Decrease)	3,624,418	$ 48,723,540	(9,730,804)	$(116,618,862)
Class I	Shares	Amount	Shares	Amount
Subscriptions	2,221,546	$ 28,914,888	4,877,747	$ 62,253,877
Reinvestment of distributions	523,356	7,073,581	1,142,436	14,387,595
Redemptions	(4,930,758)	(65,224,327)	(9,501,710)	(121,474,750)
Net Decrease	(2,185,856)	$ (29,235,858)	(3,481,527)	$ (44,833,278)

48Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

	U.S. Real Estate Fund
	2019 [1]		2018 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	235	$ 2,452	4,232	$ 40,294
Reinvestment of distributions	30	315	132	1,269
Redemptions	(4,353)	(46,189)	(8,559)	(82,228)
Net Decrease	(4,088)	$ (43,422)	(4,195)	$ (40,665)
Class C	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	4,665	$ 42,924
Reinvestment of distributions	62	667	1,024	9,813
Redemptions	(50)	(538)	(48,840)	(456,260)
Net Increase (Decrease)	12	$ 129	(43,151)	$ (403,523)
Class Y	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	10,085	$ 96,413
Reinvestment of distributions	257	2,779	208	1,965
Redemptions	—	—	—	—
Net Increase	257	$ 2,779	10,293	$ 98,378
Class I	Shares	Amount	Shares	Amount
Subscriptions	212,142	$ 2,180,000	563,152	$ 5,420,000
Reinvestment of distributions	11,523	122,329	69,745	669,521
Redemptions	(675,676)	(7,000,000)	(1,521,300)	(15,000,015)
Net Decrease	(452,011)	$(4,697,671)	(888,403)	$ (8,910,494)

	Real Assets Securities Fund
	2019 [1]		2018 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	1,255	$ 11,885	—	$ —
Reinvestment of distributions	14	134	4	34
Redemptions	(252)	(2,406)	—	—
Net Increase	1,017	$ 9,613	4	$ 34
Class C	Shares	Amount	Shares	Amount
Subscriptions	2,615	$ 25,000	3,317	$ 29,226
Reinvestment of distributions	78	752	31	255
Redemptions	—	—	—	—
Net Increase	2,693	$ 25,752	3,348	$ 29,481
Class Y	Shares	Amount	Shares	Amount
Subscriptions	38,277	$ 356,260	604,264	$ 5,456,569
Reinvestment of distributions	16,028	150,953	65,501	574,524
Redemptions	(217,640)	(1,998,180)	(1,084,065)	(9,292,282)
Net Decrease	(163,335)	$(1,490,967)	(414,300)	$(3,261,189)
2019 Semi-Annual Report49

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

	Real Assets Securities Fund
	2019 [1]		2018 [2]
Class I	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	72,208	$ 643,100
Reinvestment of distributions	119,264	1,122,325	249,344	2,175,320
Redemptions	—	—	(1,099,384)	(9,549,908)
Net Increase (Decrease)	119,264	$1,122,325	(777,832)	$(6,731,488)

1 For the Six Months Ended June 30, 2019.
2 For the Year Ended December 31, 2018.
6.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2019 for the Trust is $75,000,000. For the six months ended June 30, 2019, the average interest rate on the outstanding principal amount for the Infrastructure Fund, Global Real Estate Fund and U.S. Real Estate Fund was 5.25% for all Funds. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2019, the Infrastructure Fund, Global Real Estate Fund and U.S. Real Estate Fund utilized the credit facility for 18 days, 17 days and 1 day, respectively, and had an outstanding average daily loan balance of $1,244,889, $4,756,294 and $5,000, respectively. The maximum amount outstanding during the six months was $4,666,000, $25,243,000 and $5,000, respectively, and the interest expense amounted to $3,268, $11,792 and $1, respectively. The Real Assets Securities Fund did not utilize the credit facility during the six months. At June 30, 2019, the Funds did not have an amount outstanding on the credit facility.
7.Federal Income Tax Information
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2018, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2018, open taxable periods consisted of the taxable years ended December 31, 2015 through December 31, 2018. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
50Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

The federal income tax information referenced below is as of the Funds' most recently completed tax year-end of December 31, 2018.
The tax character of distributions paid for the year ended December 31, 2018 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Ordinary income (including short-term capital gains)	$1,145,407	$40,292,057	$595,969	$1,513,320
Return of capital	7,356,654	37,157,782	313,320	1,509,348
Total distributions	$8,502,061	$77,449,839	$909,289	$3,022,668
At December 31, 2018, the Funds' most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Post-October loss	$ (133,021)	$ —	$ —	$ —
Capital loss carryforward(1)	(17,022,425)	(28,809,618)	(762,213)	(6,263,148)
Other accumulated losses	(4,565,069)	(105,801)	(1,962)	(431,555)
Tax basis unrealized appreciation (depreciation) on investments and foreign currency	11,311,803	(103,870,948)	(318,469)	(2,557,985)
Total tax basis net accumulated losses	$(10,408,712)	$(132,786,367)	$(1,082,644)	$(9,252,688)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2018, the Infrastructure Fund's capital loss carryforwards was $17,022,425 from short-term capital gains, Global Real Estate Fund's capital loss carryforwards were $25,571,556 from short-term capital gains and $3,238,062 from long-term capital gains, U.S. Real Estate Fund's capital loss carryforwards were $258,885 from short-term capital gains and $503,328 from long-term capital gains and the Real Assets Securities Fund's capital loss carryforwards were $4,261,899 from short-term capital gains and $2,001,249 from long-term capital gains which will not expire.
Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at December 31, 2018 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$ 166,749,616	$26,164,582	$ (14,852,779)	$ 11,311,803
Global Real Estate Fund	1,716,292,630	54,969,206	(158,840,154)	(103,870,948)
U.S. Real Estate Fund	13,628,587	747,389	(1,065,858)	(318,469)
Real Assets Securities Fund	60,266,978	3,090,402	(5,648,387)	(2,557,985)
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
2019 Semi-Annual Report51

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2019

8.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited)
June 30, 2019

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust, considered and approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of its series, Brookfield Global Listed Real Estate Fund, Brookfield U.S. Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, and Brookfield Real Assets Securities Fund (each, a “Fund,” and together, the “Funds”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), each for a successive one-year period at an in-person meeting held on May 22-23, 2019 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by Brookfield; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group and/or peer universe of funds, as applicable, including supplemental data independently prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures and the services that it provides; (f) information on Brookfield’s risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.
In determining whether to approve the continuation of the Advisory Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Funds without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Funds’ third-party service providers. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Funds pursuant to the Advisory Agreements.
In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Funds. The Board also considered the personnel responsible for providing advisory services to the Funds and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreements; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Funds and the industry in general.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Funds; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Funds, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Funds, as well as its experience serving as an investment adviser to other investment funds and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history
2019 Semi-Annual Report53

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2019

and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Funds. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board, including the Independent Trustees, also considered the investment performance of the Adviser. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Funds in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Funds as compared to a group of funds with investment classifications and/or objectives comparable to those of the Funds and to an appropriate index or combination of indices identified by Broadridge (“Peer Universe”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to each Fund’s performance information since inception. The Board was provided with a description of the methodology used by Broadridge to select the funds included in the Peer Universe. At the Meeting, management discussed the methodology used by Brookfield to select the funds included in the Peer Group. The performance information was presented for the periods ended March 31, 2019.
Brookfield Global Listed Real Estate Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-, two-, three- and four-year periods (in the fourth quintile for the one- and four-year periods, in the fifth quintile for the two-year period and in the third quintile for the three-year period) and above the median for the five-year period. The Board also noted that the Fund underperformed its Broadridge Index for all periods. The Board further noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2019 and since inception, below the median for the one-, two- and three-year periods and equal to the median for the five-year period. The Board then noted that the Fund outperformed its index for the quarter ended March 31, 2019 and since inception and underperformed its index for the one-, two-, three- and five-year periods. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield U.S. Listed Real Estate Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one- and three-year periods and below the median for the two-, four- and five-year periods (in the fourth quintile for the two-year period and in the fifth quintile for the four- and five-year periods). The Board also noted that the Fund outperformed its Broadridge Index for the one-year period and underperformed the Broadridge Index for the two-, three-, four- and five-year periods. The Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2019 and two-, three- and five-year periods and since inception, and above the median for the one-year period. The Board then noted that the Fund outperformed its index for the quarter ended March 31, 2019 and underperformed its index for the one-, two-, three- and five-year periods and since inception. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring and review of the Fund, and concluded that the Fund’s performance was being addressed.
Brookfield Global Listed Infrastructure Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one- and three-year periods and below the median for the two-, four- and five-year periods (in the fifth quintile for each period). The Board also noted that the Fund outperformed its Broadridge Index for the one-year period and underperformed the Broadridge Index for the two-, three-, four- and five-year periods. The Board further noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2019 and one-year period and below the median of its Peer Group for the two-, three- and five-year periods and since inception. The Board then noted that the Fund outperformed its index for the quarter ended March 31, 2019 and the one- and three-year periods and underperformed its index for the two- and five-year periods and since inception. The Board concluded that the Fund’s performance was satisfactory.
Brookfield Real Assets Securities Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one- and four-year periods and equal to the median for the two- and three-year periods. The Board also noted that the Fund outperformed its Broadridge Index for the one- and three-year periods and underperformed the Broadridge Index for the two- and four-year periods. The Board further noted that the Fund’s
54Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2019

performance was above the median of its Peer Group for the quarter ended March 31, 2019 and one-, two- and three-year periods and since inception. The Board then noted that the Fund outperformed its index for the quarter ended March 31, 2019 and underperformed its index for the one-, two- and three-year periods and since inception. The Board concluded that the Fund’s performance was satisfactory.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board also received information regarding the management fees to be paid by the Funds to Brookfield pursuant to the Advisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Funds.
To assist in analyzing the reasonableness of the management fees for the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for each Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge. Brookfield identified the funds eligible for inclusion in the Expense Group. In considering the reasonableness of the management fees to be paid by the Funds to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Funds’ fee and expense rankings are discussed below relative to the median of the applicable expense grouping. A Fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a Fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. For those Funds whose fees or expenses were higher than the median, the specific quintile rankings are also noted below with respect to the relevant above-median fee or expense categories (unless quintile rankings were not provided by Broadridge, in which case fund rankings are provided). For purposes of the quintile rankings, higher fees and expenses result in a higher quintile ranking, with the first quintile corresponding to low fees and expenses and the fifth quintile corresponding to high fees and expenses. Similarly, the fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Brookfield Global Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 10/11) and Expense Universe (ranked 62/71). The Board also considered that the Fund’s actual total expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield U.S. Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group and Expense Universe. The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 10/15) and Expense Universe (ranked 53/101). The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield Global Listed Infrastructure Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 9/12) and Expense Universe (ranked 42/47). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 7/12) and Expense Universe (ranked 31/47). The Board noted management’s discussion regarding the Fund’s expenses.
Brookfield Real Assets Securities Fund. The Board considered that the Fund’s actual management fees were equal to the median of its Expense Group and above the median of its Expense Universe (ranked 287/481). The Board also considered that the Fund’s actual total expenses were above the median of its Expense Group (ranked 9/9) and Expense Universe (ranked 345/480). The Board noted management’s discussion regarding the Fund’s expenses.
The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Funds, which include institutional and separately managed
2019 Semi-Annual Report55

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2019

accounts. In comparing these fees, the Board considered certain differences between these accounts and the Funds, as applicable, including the broader and more extensive scope of services provided to the Funds in comparison to institutional or separately managed accounts; the greater financial, regulatory and reputational risks in managing the Funds; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Funds are subject as compared to institutional or separately managed accounts.
The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Funds. The Board received and reviewed financial statements relating to Brookfield’s financial condition and profitability with respect to the services it provided to the Funds and considered how profit margins could affect Brookfield’s ability to attract and retain high quality investment professionals and other key personnel. In this regard, the Board reviewed the Funds’ profitability analysis addressing the overall profitability of Brookfield in connection with its management of the Brookfield Fund Complex,1 as well as its expected profits and that of its affiliates for providing administrative support for the Funds. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities. The Board further noted that the methodology followed in allocating costs to each Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Advisory Agreements and to continue to provide the Funds with the high quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Trustees, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Funds, share common resources and may share certain expenses, and if the size of the complex increases, each fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Funds, the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreements, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship with the Funds. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Funds were fair and reasonable in light of the costs of providing investment advisory services to the Funds and the ongoing commitment of Brookfield to the Funds.
CONCLUSION. After a full and complete discussion, the Board approved the Advisory Agreements for successive one-year periods. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Advisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds’ shareholders. In arriving at a decision to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.
56Brookfield Public Securities Group LLC

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreement (Unaudited) (continued)
June 30, 2019

1 The Brookfield Fund Complex is comprised of Brookfield Investment Funds (7 series of underlying portfolios), Brookfield Global Listed Infrastructure Income Fund Inc. (NYSE: INF), Brookfield Real Assets Income Fund Inc. (NYSE: RA), and Center Coast Brookfield MLP & Energy Infrastructure Fund (NYSE: CEN) (the “Brookfield Fund Complex”).
2019 Semi-Annual Report57

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy (Unaudited)

Brookfield Public Securities Group LLC (“PSG”), on its own behalf and on behalf of the funds managed by PSG and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
58Brookfield Public Securities Group LLC

Corporate Information

Investment Adviser and Administrator
Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
Trustees of the Funds
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
David W. Levi	Trustee (Interested)

Officers of the Funds
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Casey P. Tushaus	Assistant Treasurer
Mohamed S. Rasul	Assistant Treasurer
Thomas D. Peeney	Secretary
Adam R. Sachs	Chief Compliance Officer

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Fund's Form N-PORT will be available on the SEC's website at www.sec.gov.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.
Other Compliance Matters
Dan C. Tutcher is a Managing Director of the Adviser on the Energy Infrastructure Securities team. Mr. Tutcher also serves on the Board of Enbridge, Inc. The Adviser has adopted policies and procedures reasonably designed to address potential conflicts of interest while allowing the Adviser to continue to invest in Enbridge Inc. However, from time to time, the Adviser may restrict any fund or account managed by the Adviser from acquiring or disposing of securities of Enbridge Inc. at any time. The Infrastructure Fund and the Real Assets Securities Fund ownership of the Enbridge, Inc. was $8,213,524 or 4.1% of net assets and $1,485,152 or 2.2% of net assets, respectively.

Brookfield Public Securities Group LLC
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfield.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)            The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)            As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)    None.

(2)    A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)    Not applicable.

(b)        A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(4)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date: September 5, 2019

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date: September 5, 2019